                                    [GRAPHIC]

                               SEMI-ANNUAL REPORT



                                FEBRUARY 28, 2002
                                   (UNAUDITED)


                          VISTA CAPITAL ADVANTAGE(SM)
                       MUTUAL FUND VARIABLE ANNUITY TRUST




                J.P. MORGAN FUND DISTRIBUTORS, INC., DISTRIBUTOR
 THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS
                          FOR VISTA CAPITAL ADVANTAGE

The Vista Capital Advantage (VCA) is distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with JPMorgan Chase Bank, Anchor National Life Insurance Company or First SunAmerica Life Insurance Company. JPMorgan Chase is the portfolio administrator and custodian of the underlying investment options of the variable annuity. VCA is issued by Anchor National Life Insurance Company and in New York by First SunAmerica Life Insurance Company.

INVESTMENTS IN VISTA CAPITAL ADVANTAGE ARE NOT DEPOSITS, OR GUARANTEED OR ENDORSED BY, JPMORGAN CHASE, AND ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN VISTA CAPITAL ADVANTAGE, INCLUDING THE UNDERLYING VARIABLE INVESTMENT OPTIONS, INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

The views expressed on this page are exclusively those of JPMorgan Fleming. The financial information presented on this page has been taken from the books and records of the portfolios without examination by independent accountants, who express no opinion thereto.

April 8, 2002

Dear Vista Capital Advantage Contract Owner:

Enclosed is the February 28, 2002 Annual Report of the Mutual Fund Variable Annuity Trust, whose portfolios serve as the underlying investments for the Vista Capital Advantage variable annuity.

The tables below show the one year, five years and since inception results, after the deduction of all insurance and withdrawal fees, of the accounts in the Vista Capital Advantage at February 28, 2002. The insurance fees include mortality and expense risk charges, surrender charges and the annual contract administration charge. The surrender charges reflect the sales charges that would have been assessed against the contract value had the contract been surrendered.(1)

The first chart applies to all Vista Capital Advantage investors outside of New York state, whose policy is issued by Anchor National Life Insurance Company. The second chart applies to Vista Capital Advantage investors within New York state, whose policy is issued by First SunAmerica Life Insurance Company.

          ANCHOR NATIONAL LIFE INSURANCE COMPANY POLICY HOLDERS
               AVERAGE ANNUAL TOTAL RETUN AS OF 2/28/02(2)

                                                 1             3              5          SINCE
  PORTFOLIO (CONTRACT INCEPTION DATE)          YEAR          YEAR           YEAR       INCEPTION
  ----------------------------------------------------------------------------------------------
  Growth and Income (3/13/95)                -16.59%        -6.12%          1.43%        7.52%
  Capital Growth (3/13/95)                    -9.80%         6.07%          5.20%       10.80%
  International Equity (3/13/95)             -20.93%        -3.69%         -0.42%        2.05%
  Asset Allocation (3/13/95)                 -10.79%        -5.28%          0.66%        4.84%
  U.S. Government Income (7/13/95)            -1.68%         3.45%          4.64%        5.10%
  Money Market (6/2/95)                       -4.57%         1.40%          2.46%        3.10%
    7-DAY YIELD AS OF 2/28/02; 0.00%

       FIRST SUNAMERICA LIFE INSURANCE COMPANY POLICY HOLDERS (NEW YORK)
             AVERAGE ANNUAL TOTAL RETUN AS OF 2/28/02(2)

                                                 1             3              5          SINCE
  PORTFOLIO (CONTRACT INCEPTION DATE)          YEAR          YEAR           YEAR       INCEPTION
  ----------------------------------------------------------------------------------------------
  Growth and Income (12/6/95)                -16.60%        -6.13%          1.61%        7.61%
  Capital Growth (12/6/95)                    -9.84%         6.04%          5.33%       10.86%
  International Equity (12/22/95)            -20.96%        -3.72%         -0.27%        2.13%
  Asset Allocation (12/22/95)                -10.81%        -5.29%          0.84%        4.94%
  U.S. Government Income (12/22/95)           -1.68%         3.46%          4.83%        5.22%
  Money Market (12/22/95)                     -4.49%         1.48%          2.69%        3.25%
     7-DAY YIELD AS OF 2/28/02; 0.00%

Your Vista Capital Advantage variable annuity represents a unique combination of professional money management and tax advantages. It is designed to help contribute to your plans for a financially secure future. If you have any questions, please call your investment representative or 1-800-908-4782.

Sincerely,


/s/ George C.W. Gatch

George C.W. Gatch
President, JPMorgan Funds

-------------------

(1) The Surrender Charge schedule for each year in states other than NY is as follows: 6%, 6%, 5%, 4%, 3%, 2%, 0%. In NY the Surrender Charge schedule for each year is: 6%, 6%, 5%, 4%, 3%, 2%, 1%, 0%. A 10% Federal tax penalty may apply to withdrawals before age 59 1/2.

(2) Past performance is no guarantee of future results. An investor's return and principal value will fluctuate. An investor's units, when redeemed, may be worth more or less than their original investment. This material is authorized for public distribution only when accompanied or preceded by a prospectus for Vista Capital Advantage.

     Fund shares are not insured or guaranteed by the FDIC or any other government agency. There can be no guarantee that the Fund will maintain a stable net asset value of $1.00.

                                   (UNAUDITED)

     TABLE OF CONTENTS

  3  LETTER TO THE SHAREHOLDERS

     PERFORMANCE & COMMENTARY

  5  GROWTH AND INCOME
  7  CAPITAL GROWTH
  9  INTERNATIONAL EQUITY
 11  ASSET ALLOCATION
 13  U.S. GOVERNMENT INCOME
 14  MONEY MARKET

     PORTFOLIO OF INVESTMENTS

 15  GROWTH AND INCOME
 17  CAPITAL GROWTH
 19  INTERNATIONAL EQUITY
 21  ASSET ALLOCATION
 25  U.S. GOVERNMENT INCOME
 26  MONEY MARKET

     MUTUAL FUND VARIABLE ANNUITY TRUST

 27  STATEMENT OF ASSETS & LIABILITIES
 28  STATEMENT OF OPERATIONS
 29  STATEMENT OF CHANGES IN NET ASSETS
 30  FINANCIAL HIGHLIGHTS

 32  NOTES TO FINANCIAL STATEMENTS

     HIGHLIGHTS

- As the period began on September 1, 2001, there were some signs that the U.S. economy was improving in response to aggressive rate-cutting by the Federal Reserve Board as well as stimulative U.S. fiscal (tax) policy.

- In the immediate aftermath of the terrorist attacks, business conditions deteriorated rapidly, and for the first time in a decade U.S. Gross Domestic Product (GDP) contracted in the third quarter of 2001.

- Small and mid-cap stocks outperformed their larger cap counterparts and provided positive total returns for the period.

                                                              PRESIDENT'S LETTER

                                                                   April 8, 2002

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the Vista Capital Advantage Variable Annuity and its six individual Portfolios, one or more of which underlies your investment. Inside, you'll find information on each of these Portfolios, including holdings and an update from the portfolio management team.

U.S. ECONOMY, MARKETS SHOW RESILIENCE IN A TRAGIC, EVENTFUL PERIOD

As the period began on September 1, 2001, there were some signs that the U.S. economy was improving in response to aggressive rate-cutting by the Federal Reserve Board as well as stimulative U.S. fiscal (tax) policy. It is uncertain whether or not the U.S. economy would have entered a recession had it not been for the tragic events of September 11th. However, in the immediate aftermath of the terrorist attacks, business conditions deteriorated rapidly, and for the first time in a decade U.S. Gross Domestic Product (GDP) contracted in the third quarter of 2001.

By November, the National Bureau of Economic Reporting (NBER) reported that the U.S. had officially entered a recession in March 2001. According to the NBER, "Before the attacks, it is possible that the decline in the economy would have been too mild to qualify as a recession. The attacks clearly deepened the contraction and may have been an important factor in turning the episode into a recession."

While stunned by the attacks and the loss of valued colleagues and friends in the industry, the people of JPMorgan Fleming Asset Management took the view that the economy and markets would prove durable. This stance was prompted in part by the fact that the Fed and leaders in Washington, as well as central bankers in Europe and Japan, were committed to taking the steps necessary to get economies back on track. By the end of 2001, our confidence was validated--U.S. consumer confidence had jumped, the stock market rallied sharply, manufacturing activity increased and leading economic indicators were pointing higher. The U.S. economy actually grew in the fourth quarter of 2001, and after rising from 4.2% in January 2001 to 5.8% in December, the unemployment rate actually decreased in January 2002.

U.S. stocks were volatile throughout the period. After reaching a post-attack low on September 21, the market rallied sharply through December, led by growth-oriented issues (especially technology) and those that had been hardest hit post 9/11. The market lost traction in the last two months of the reporting period (January and February 2002) in the face of accounting irregularities at several major corporations and ongoing concerns about corporate earnings. With the Fed deciding not to cut rates further at its January meeting, earnings will be a key driver of market performance going forward. For the six-month period ended February 28, the S&P 500 Index of large capitalization U.S. stocks had a total return of -1.67%. Small and mid-cap stocks outperformed their larger cap counterparts and provided positive total returns for the period.

U.S. FIXED INCOME PROVIDES POSITIVE RETURNS

With the Fed maintaining a stimulative monetary policy, U.S. fixed income markets provided positive returns, with the Lehman Aggregate Index posting a total return of 3.02% for the reporting period. Early in 2002, however, the bond market focus shifted to a stronger economy and the potential for higher rates as a recovery took hold. Additionally, accounting irregularities, both real and imagined, created tremendous volatility in corporate and high yield bonds issued by companies with high-debt loads. Economic recovery, especially if it's robust, tends to be accompanied by inflationary pressures that at some point cause the Fed to step in and tighten monetary policy. We do not see any significant inflationary pressures at this point and do not anticipate that the Fed will move to tighten until final demand is confirmed as a tailwind to the adjustment in inventories that has helped drive stronger economic activity. The highest probability scenario is for a full economic rebound by the end of the second quarter or beginning of the third quarter, and we expect trend-like (3% to 3.5%) GDP growth in the U.S. for the year, with the Fed on hold until the second half of the year.

OVERSEAS MARKETS TRAIL THE U.S.
Overseas markets, as measured by the MSCI EAFE Index, posted a total return for the period of -8.29%. The MSCI Europe Index was down 6.10% while the MSCI Japan Index was off 18.07%. However, Japan did begin to rally sharply in early February, with the Topix Index bouncing off 17-year lows ahead of the end of the Japanese fiscal year on March 31. Despite the rally in Japan, analysis suggests that the cyclical recovery is likely to be muted and run into strong structural headwinds, leaving the market with little support. It is vital, therefore, that progress is made on the many structural economic issues confronting Japan before the market can push significantly higher. In the commentary that follows on the International Equity Portfolio, the management team makes a positive case for investing in international equities in the months and years ahead.

SOLID PERFORMANCE THROUGH A TRYING PERIOD
We are pleased with the performance of the management team throughout this trying period, as all of the equity Portfolios sharply outperformed their benchmarks while the fixed income Portfolios performed in line with their peers. As you'll read in the pages that follow, new management teams have taken over several of the Portfolios and are working hard to position each Portfolio for success in the second half of the reporting year and beyond. We appreciate your continued confidence and look forward to helping you reach your most important financial goals.

Sincerely yours,


/s/ George C.W. Gatch

George C.W. Gatch
President, JPMorgan Funds

                                                     GROWTH AND INCOME PORTFOLIO
                                                                     (UNAUDITED)

THE GROWTH AND INCOME PORTFOLIO SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION AND DIVIDEND INCOME PRIMARILY THROUGH DIVERSIFIED HOLDINGS OF COMMON STOCKS.

HOW THE PORTFOLIO PERFORMED
For the six months ended February 28, 2002, the Growth and Income Portfolio had a total return of -1.69%, strongly outperforming the -5.82% total return for the S&P 500/ BARRA Value Index.

HOW THE PORTFOLIO WAS MANAGED
On January 1, 2002, a new management team assumed responsibility for the management of the Portfolio. Led by Jonathan Simon and co-managed by Michael Foss, the new team has over 37 years of investment management experience.

Prior to the management changeover, the Portfolio's composition was less exposed to traditional "value" companies than its benchmark, and thus outperformed in the growth-oriented market that characterized the strong rally in stocks off their September 21, 2001 lows. A significant portion of this outperformance came from strong stock-picking in the financial services sector, where the focus was on capital markets-oriented companies which had the most to gain from a revival in financial market activity.

When the new management team took over on January 1, Simon and Foss conducted a rigorous review of the portfolio and began a process of realigning it more closely with its S&P 500/BARRA Value benchmark. In certain cases, when the management team knew a stock well and felt that it didn't meet its value criteria, the position was sold relatively quickly, as in the case of Intel. When the management team was less familiar with a position, it took the time to fully understand the companies.

Among the sectors where exposure was reduced in January and February were energy, information technology and materials. Energy was reduced to a market weighting because of the difficulty in forecasting energy prices. The information-technology reduction was primarily a function of selling names that didn't fit the value criteria, while materials were reduced by selling poorer-quality companies.

Exposure to healthcare was increased, although the management team did cut the allocation to large pharmaceutical companies in favor of hospitals, insurers and HMOs that more closely fall into the value camp. The weighting in financials was added to, and within the sector the focus has shifted to regional banks where the management team believes both valuations and earnings may have bottomed and offer the opportunity for both better earnings growth and price-to-earnings multiple expansion. One large overweight in the portfolio at the end of the period was in consumer staples, primarily a result of owning Philip Morris and Kraft. Although neither of these companies is in the value benchmark, both meet the team's value criteria.

In the two months under the new management team, the Portfolio outperformed its benchmark by 260 basis points (2.60%). The primary drivers were the overweight position in consumer staples, good stock selection and an underweight stance in information technology, and excellent positioning in the telecom services area, where the Portfolio had large exposure to regional bell operating companies and minimal exposure to the wireless area.

LOOKING AHEAD
With most of the structural changes accomplished, the management team is continuing to make minor adjustments to the Portfolio. By aligning the Fund's sectors more closely with its benchmark's, individual stock picking, as opposed to large sector bets, will be the primary driver of performance.

In the management team's view, overall prices in the current U.S. stock market have already discounted a decent economic recovery in the second half of 2002, or the first quarter of 2003. With the potential for a rise in interest rates later in the year, in fact, valuations in certain areas of the market may be excessive. Such an environment may prove positive for the Portfolio's carefully selected value-oriented stocks.

LIFE OF PORTFOLIO PERFORMANCE
A $10,000 tax-deferred investment in the Growth and Income Portfolio at NAV (Net Asset Value) would have grown to $18,614 from inception on 3/1/95 through 2/28/02.*

INVESTMENT RESULTS

                AVERAGE ANNUAL RETURNS AS OF 2/28/02
  1 year                                                     -9.25%
  3 year                                                     -2.85%
  5 year                                                      3.67%
  Since Inception (3/1/95)                                    9.29%

[CHART]

                           GROWTH &          S&P 500/BARRA       LIPPER GROWTH & INCOME
                        INCOME PORTFOLIO      VALUE INDEX              FUNDS INDEX
       3/1/1995             $10,000             $10,000                  $10,000
      3/31/1995             $10,270             $10,276                  $10,235
      4/30/1995             $10,410             $10,614                  $10,517
      5/31/1995             $10,729             $11,086                  $10,871
      6/30/1995             $11,000             $11,170                  $11,076
      7/31/1995             $11,459             $11,555                  $11,449
      8/31/1995             $11,479             $11,654                  $11,558
      9/30/1995             $11,708             $12,059                  $11,903
     10/31/1995             $11,479             $11,871                  $11,741
     11/30/1995             $11,959             $12,494                  $12,246
     12/31/1995             $12,149             $12,840                  $12,449
      1/31/1996             $12,557             $13,224                  $12,819
      2/29/1996             $12,767             $13,348                  $12,998
      3/31/1996             $13,018             $13,660                  $13,163
      4/30/1996             $13,228             $13,800                  $13,365
      5/31/1996             $13,375             $14,007                  $13,560
      6/30/1996             $13,344             $13,940                  $13,502
      7/31/1996             $12,893             $13,352                  $12,952
      8/31/1996             $13,343             $13,720                  $13,342
      9/30/1996             $13,939             $14,308                  $13,937
     10/31/1996             $14,160             $14,793                  $14,253
     11/30/1996             $15,050             $15,924                  $15,171
     12/31/1996             $14,767             $15,663                  $15,023
      1/31/1997             $15,602             $16,385                  $15,693
      2/28/1997             $15,542             $16,505                  $15,826
      3/31/1997             $14,899             $15,940                  $15,275
      4/30/1997             $15,578             $16,538                  $15,839
      5/31/1997             $16,569             $17,576                  $16,761
      6/30/1997             $17,214             $18,247                  $17,418
      7/31/1997             $18,610             $19,707                  $18,668
      8/31/1997             $18,085             $18,817                  $17,968
      9/30/1997             $18,931             $19,920                  $18,876
     10/31/1997             $18,562             $19,188                  $18,249
     11/30/1997             $19,171             $19,919                  $18,758
     12/31/1997             $19,437             $20,361                  $19,060
      1/31/1998             $19,119             $20,110                  $19,096
      2/28/1998             $20,488             $21,619                  $20,294
      3/31/1998             $21,428             $22,714                  $21,233
      4/30/1998             $21,179             $22,983                  $21,348
      5/31/1998             $20,722             $22,659                  $21,021
      6/30/1998             $21,095             $22,831                  $21,274
      7/31/1998             $20,418             $22,336                  $20,752
      8/31/1998             $17,098             $18,744                  $17,822
      9/30/1998             $17,983             $19,883                  $18,622
     10/31/1998             $19,449             $21,440                  $19,974
     11/30/1998             $20,293             $22,557                  $20,937
     12/31/1998             $21,482             $23,349                  $21,649
      1/31/1999             $21,596             $23,821                  $21,853
      2/28/1999             $20,300             $23,308                  $21,370
      3/31/1999             $20,759             $24,015                  $22,107
      4/30/1999             $22,154             $26,085                  $23,539
      5/31/1999             $21,645             $25,624                  $23,198
      6/30/1999             $22,547             $26,608                  $24,158
      7/31/1999             $21,465             $25,790                  $23,465
      8/31/1999             $20,727             $25,137                  $22,946
      9/30/1999             $20,053             $24,154                  $22,226
     10/31/1999             $20,627             $25,517                  $23,177
     11/30/1999             $20,759             $25,368                  $23,381
     12/31/1999             $21,491             $26,321                  $24,218
      1/31/2000             $21,064             $25,483                  $23,269
      2/29/2000             $20,059             $23,891                  $22,513
      3/31/2000             $21,934             $26,382                  $24,627
      4/30/2000             $21,803             $26,206                  $24,188
      5/31/2000             $21,491             $26,288                  $24,099
      6/30/2000             $21,293             $25,249                  $24,007
      7/31/2000             $21,589             $25,754                  $23,921
      8/31/2000             $22,889             $27,481                  $25,409
      9/30/2000             $22,182             $27,475                  $24,712
     10/31/2000             $22,264             $27,988                  $24,784
     11/30/2000             $21,079             $26,555                  $23,426
     12/31/2000             $21,737             $27,922                  $24,311
      1/31/2001             $21,687             $29,101                  $24,803
      2/28/2001             $20,507             $27,172                  $23,463
      3/31/2001             $19,527             $26,100                  $22,400
      4/30/2001             $20,954             $27,870                  $23,897
      5/31/2001             $21,170             $28,162                  $24,203
      6/30/2001             $20,340             $27,250                  $23,614
      7/31/2001             $20,208             $26,778                  $23,404
      8/31/2001             $18,929             $25,231                  $22,325
      9/30/2001             $17,451             $22,834                  $20,530
     10/31/2001             $17,568             $22,834                  $20,791
     11/30/2001             $18,530             $24,283                  $22,145
     12/31/2001             $18,795             $24,652                  $22,506
      1/31/2002             $18,660             $23,976                  $22,179
      2/28/2002             $18,614             $23,761                  $22,033

Source for Index returns: Lipper Analytical Services, Inc.

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance figures do not include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95, shows changes in Net Asset Value and reinvestment of all distributions, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The S&P 500/BARRA Value Index contains large U.S. Companies with low price-to-book ratios relative to the S&P 500 Index.

The Lipper Growth and Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc.

Withdrawals prior to age 59 1/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

                                                        CAPITAL GROWTH PORTFOLIO
                                                                     (UNAUDITED)

THE CAPITAL GROWTH PORTFOLIO SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH DIVERSIFIED HOLDINGS OF COMMON STOCKS.

HOW THE PORTFOLIO PERFORMED

For the six months ended February 28, 2002, the Capital Growth Portfolio had a total return of 1.26%, outperforming the -2.84% total return for the Russell MidCap Growth Index.

HOW THE PORTFOLIO WAS MANAGED

On January 1, 2002, a new investment team assumed responsibility for the management of the Portfolio. Led by Christopher Jones, the new team has over 55 years of combined investment management experience.

The new investment team's philosophy entails making long-term investments in growth companies with leading competitive positions run by highly motivated and talented management that can sustain growth over a period of many years. To reflect this philosophy, the portfolio's benchmark has been changed to the Russell Midcap Growth Index.

As the Portfolio is transitioned to reflect the new investment team's philosophy, its overall sector composition will become more aligned to that of the Russell Midcap Growth Index. Thus, the Portfolio will see increased exposure to the more traditional "growth" sectors such as consumer discretionary, healthcare and technology, while the Portfolio's allocation to slower-growing areas such as financial services, utilities and basic materials will be reduced.

Tactical market conditions are being considered in implementation of the new management team's investment philosophy in the Portfolio. For example, although the Portfolio's overall exposure to the financial services sector will eventually be reduced, market conditions in the first two months of 2002 favored that sector, prompting the portfolio managers to delay their planned reduction in financial holdings while the Portfolio benefited from their strength. Likewise, planned increases in the healthcare and technology sectors were postponed while those sectors struggled in early 2002.

These tactical considerations were the primary drivers behind the Portfolio's outperformance of its benchmark over the last six months, most of which occurred in the first two months of 2002 under the new management team. During that time, the Portfolio benefited significantly from its overweight position in the financial services sector as well as its underweight position in both the technology and healthcare sectors. Performance was also boosted by solid stock selection across all sectors.

LOOKING AHEAD

At period end, most of the contemplated structural changes to the Portfolio were yet to be completed. As market conditions change, however, the management team expects to move fairly quickly in implementing their target portfolio. As changes are implemented it is expected that individual stock picking, as opposed to large sector bets, will become the primary driver of performance.

The shift in the U.S. economy from high growth to recession now seems complete. It is our expectation that the economy will return to growth in 2002 and that corporate earnings will recover in the second half of the year. Growth stocks in particular, which will be the focus of the Portfolio, potentially stand to benefit in the coming year as their greater economic sensitivity and profit leverage becomes a significant advantage in a growing economy.

LIFE OF PORTFOLIO PERFORMANCE

A $10,000 tax-deferred investment in the Capital Growth Portfolio at NAV (Net Asset Value) would have grown to $22,892 from inception on 3/1/95 through 2/28/02.*

INVESTMENT RESULTS

                 AVERAGE ANNUAL RETURNS AS OF 2/28/02
  1 year                                                     -2.39%
  3 year                                                      9.06%
  5 year                                                      7.37%
  Since Inception (3/1/95)                                   12.57%

[CHART]

                     CAPITAL GROWTH     S&P MIDCAP     LIPPER MID-CAP     RUSSELL MID CAP
                       PORTFOLIO        400 INDEX       FUNDS INDEX        GROWTH INDEX
       3/1/1995         $10,000          $10,000          $10,000            $10,000
      3/31/1995         $10,350          $10,174          $10,303            $10,397
      4/30/1995         $10,470          $10,378          $10,394            $10,484
      5/31/1995         $10,870          $10,628          $10,569            $10,742
      6/30/1995         $11,140          $11,061          $11,258            $11,231
      7/31/1995         $11,829          $11,638          $12,125            $11,938
      8/31/1995         $11,899          $11,853          $12,283            $12,069
      9/30/1995         $12,089          $12,140          $12,667            $12,337
     10/31/1995         $11,659          $11,828          $12,363            $12,026
     11/30/1995         $12,219          $12,345          $12,762            $12,563
     12/31/1995         $12,706          $12,314          $12,890            $12,570
      1/31/1996         $12,871          $12,493          $12,933            $12,792
      2/29/1996         $13,077          $12,917          $13,467            $13,276
      3/31/1996         $13,674          $13,072          $13,735            $13,380
      4/30/1996         $14,363          $13,471          $14,499            $14,027
      5/31/1996         $14,785          $13,653          $14,970            $14,313
      6/30/1996         $14,405          $13,448          $14,470            $13,881
      7/31/1996         $13,571          $12,539          $13,186            $12,803
      8/31/1996         $14,240          $13,262          $13,959            $13,495
      9/30/1996         $14,960          $13,840          $14,829            $14,352
     10/31/1996         $14,765          $13,880          $14,514            $14,184
     11/30/1996         $15,526          $14,662          $15,070            $15,020
     12/31/1996         $15,671          $14,678          $14,991            $14,767
      1/31/1997         $16,285          $15,229          $15,469            $15,420
      2/28/1997         $16,042          $15,104          $14,882            $15,081
      3/31/1997         $15,277          $14,460          $13,988            $14,228
      4/30/1997         $15,404          $14,835          $14,247            $14,577
      5/31/1997         $16,493          $16,132          $15,676            $15,883
      6/30/1997         $17,141          $16,585          $16,204            $16,323
      7/31/1997         $18,322          $18,228          $17,486            $17,885
      8/31/1997         $18,124          $18,206          $17,376            $17,710
      9/30/1997         $19,070          $19,252          $18,486            $18,607
     10/31/1997         $18,487          $18,414          $17,521            $17,675
     11/30/1997         $18,709          $18,687          $17,472            $17,861
     12/31/1997         $18,905          $19,413          $17,610            $18,095
      1/31/1998         $18,905          $19,043          $17,367            $17,769
      2/28/1998         $20,289          $20,621          $18,958            $19,440
      3/31/1998         $21,001          $21,551          $19,837            $20,255
      4/30/1998         $20,923          $21,944          $20,018            $20,530
      5/31/1998         $20,005          $20,957          $19,013            $19,686
      6/30/1998         $20,185          $21,089          $19,760            $20,243
      7/31/1998         $18,867          $20,271          $18,845            $19,375
      8/31/1998         $15,156          $16,498          $15,039            $15,677
      9/30/1998         $15,906          $18,038          $16,213            $16,863
     10/31/1998         $17,237          $19,650          $17,011            $18,105
     11/30/1998         $17,780          $20,631          $18,115            $19,326
     12/31/1998         $18,669          $23,123          $20,060            $21,327
      1/31/1999         $18,367          $22,223          $20,600            $21,967
      2/28/1999         $17,647          $21,059          $19,319            $20,893
      3/31/1999         $18,510          $21,648          $20,217            $22,056
      4/30/1999         $18,812          $23,355          $21,086            $23,061
      5/31/1999         $19,186          $23,457          $21,120            $22,765
      6/30/1999         $20,337          $24,713          $22,444            $24,354
      7/31/1999         $20,121          $24,188          $22,027            $23,578
      8/31/1999         $19,789          $23,358          $21,732            $23,334
      9/30/1999         $19,315          $22,637          $21,632            $23,135
     10/31/1999         $19,790          $23,790          $23,113            $24,924
     11/30/1999         $20,322          $25,039          $25,120            $27,505
     12/31/1999         $21,450          $26,527          $28,895            $32,267
      1/31/2000         $20,519          $25,780          $28,282            $32,261
      2/29/2000         $21,869          $27,584          $33,342            $39,043
      3/31/2000         $23,483          $29,893          $33,132            $39,083
      4/30/2000         $23,312          $28,849          $30,379            $35,289
      5/31/2000         $22,272          $28,489          $28,535            $32,717
      6/30/2000         $22,862          $28,907          $31,400            $36,189
      7/31/2000         $22,800          $29,364          $30,690            $33,897
      8/31/2000         $25,315          $32,643          $34,459            $39,009
      9/30/2000         $24,789          $32,419          $33,156            $37,102
     10/31/2000         $24,571          $31,320          $31,180            $34,563
     11/30/2000         $22,600          $28,956          $26,235            $27,052
     12/31/2000         $24,550          $31,171          $27,885            $28,477
      1/31/2001         $24,717          $31,865          $28,588            $30,103
      2/28/2001         $23,457          $30,047          $25,169            $24,896
      3/31/2001         $21,730          $27,813          $22,627            $21,333
      4/30/2001         $23,490          $30,881          $25,324            $24,889
      5/31/2001         $23,939          $31,600          $25,521            $24,772
      6/30/2001         $23,740          $31,472          $25,243            $24,785
      7/31/2001         $23,342          $31,003          $23,999            $23,114
      8/31/2001         $22,611          $29,989          $22,336            $21,438
      9/30/2001         $20,088          $26,259          $19,113            $17,895
     10/31/2001         $20,753          $27,420          $20,238            $19,777
     11/30/2001         $22,031          $29,460          $21,973            $21,906
     12/31/2001         $23,511          $30,982          $22,722            $22,738
      1/31/2002         $22,964          $30,821          $22,027            $22,000
      2/28/2002         $22,892          $30,859          $21,020            $20,753

Source for Index Returns: Lipper Analytical Services, Inc.

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance figures do not include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95, shows changes in Net Asset Value and reinvestment of all distributions, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation.

The Lipper Mid-Cap Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc.

The Russell Mid Cap Growth Index measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values.

Withdrawals prior to age 59 1/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

                                                  INTERNATIONAL EQUITY PORTFOLIO
                                                                     (UNAUDITED)

THE INTERNATIONAL EQUITY PORTFOLIO SEEKS TO PROVIDE A TOTAL RETURN ON ASSETS FROM LONG-TERM GROWTH OF CAPITAL PRINCIPALLY THROUGH DIVERSIFIED HOLDINGS OF THE STOCKS OF ESTABLISHED FOREIGN COMPANIES OUTSIDE THE UNITED STATES.

HOW THE PORTFOLIO PERFORMED

For the six months ended February 28, 2002, the International Equity Portfolio had a total return of -3.02%. This compares to a total return of -8.29% for the Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index.

HOW THE PORTFOLIO WAS MANAGED

Given that greater than 70% of the Portfolio's "risk budget" is deployed in the selection of individual stocks, with sector and regional considerations being residual factors, excellent stock selection was the major driver of the significant outperformance of the Index that occurred during the reporting period.

As a result of individual stock decisions, the Portfolio was modestly overweight relative to the Index in continental Europe and the U.K., underweight Japan, neutral Asia. The portfolio had a small allocation to Latin America, less than half of 1%, which is not in the Index.

The Portfolio entered the period in a fairly defensive position given the management team's suspicions about economic growth and earnings. Post-September 11, the Portfolio's exposure to cyclical stocks was increased in light of monetary authorities' aggressive approach, and this helped performance through December. Moving into 2002, holdings of cyclical stocks were reduced, and this added to relative performance as the market turned more defensive in January and February.

LOOKING AHEAD

The management team believes that overall international valuations relative to those in the United States are attractive, particularly in Europe. Further, the weakness of the euro and ongoing corporate restructuring have allowed industries in Europe to be more competitive with those in the U.S., just as the weaker yen has helped Japanese firms.

Taking a larger view, the management team believes that American investors would be well-served to include, and perhaps even increase, investments in non-U.S. companies. The U.S. stock market in the 1990s benefited from several important factors, central to which was a general increase in the price-to-earnings multiples of U.S. stocks relative to their overseas counterparts. It's important to note that Japan was in decline throughout the period and Europe trailed largely due to a lack of good technology companies. The strong dollar adversely affected returns from overseas investments for dollar-based investors, and the high number of global finan cial crises in the second half of the 1990s and beyond has increased the correlation of global equity markets. This "moving in tandem" during periods of crisis (the Asian currency crisis, the Russian debt default, the painfully slow unwinding of the 1990s financial bubble in Japan, the launch of the euro, the 9/11 terrorist attacks) reduced the important impact overseas diversification can have on an American's portfolio.

The management team believes that, absent continuing major crises, the fact that European and U.S. economic and earnings growth rates are relatively similar should lead to a convergence in price-to-earnings multiples that will favor overseas investments. In sum, the management team's view of the future suggests that investors will increasingly benefit from both enhanced returns and reduced risk through holding international equities.

LIFE OF PORTFOLIO PERFORMANCE

A $10,000 tax-deferred investment in the International Equity Portfolio at NAV (Net Asset Value) would have grown to $12,958 from inception on 3/1/95 through 2/28/02.*

INVESTMENT RESULTS

                 AVERAGE ANNUAL RETURNS AS OF 2/28/02
  1 year                                                    -13.55%
  3 year                                                     -0.45%
  5 year                                                      1.89%
  Since Inception (3/1/95)                                    3.77%

[CHART]

                         INTERNATIONAL                          LIPPER INTERNATIONAL
                       EQUITY PORTFOLIO      MSCI EAFE INDEX        FUNDS INDEX
       3/1/1995             $10,000              $10,000             $10,000
      3/31/1995             $10,180              $10,624             $10,263
      4/30/1995             $10,350              $11,023             $10,641
      5/31/1995             $10,480              $10,892             $10,745
      6/30/1995             $10,470              $10,701             $10,786
      7/31/1995             $11,010              $11,367             $11,379
      8/31/1995             $10,890              $10,933             $11,187
      9/30/1995             $11,070              $11,147             $11,374
     10/31/1995             $10,909              $10,847             $11,137
     11/30/1995             $10,869              $11,149             $11,253
     12/31/1995             $10,889              $11,598             $11,579
      1/31/1996             $11,057              $11,646             $11,852
      2/29/1996             $11,131              $11,685             $11,903
      3/31/1996             $11,426              $11,933             $12,089
      4/30/1996             $11,753              $12,280             $12,483
      5/31/1996             $11,617              $12,054             $12,469
      6/30/1996             $11,680              $12,122             $12,583
      7/31/1996             $11,121              $11,768             $12,159
      8/31/1996             $11,152              $11,794             $12,317
      9/30/1996             $11,447              $12,107             $12,593
     10/31/1996             $11,299              $11,983             $12,542
     11/30/1996             $11,689              $12,460             $13,132
     12/31/1996             $11,647              $12,300             $13,249
      1/31/1997             $11,532              $11,869             $13,266
      2/28/1997             $11,797              $12,063             $13,506
      3/31/1997             $11,751              $12,107             $13,578
      4/30/1997             $11,727              $12,171             $13,637
      5/31/1997             $12,213              $12,963             $14,407
      6/30/1997             $12,687              $13,678             $15,098
      7/31/1997             $13,288              $13,900             $15,583
      8/31/1997             $12,075              $12,861             $14,459
      9/30/1997             $12,733              $13,582             $15,388
     10/31/1997             $11,728              $12,538             $14,220
     11/30/1997             $11,659              $12,410             $14,100
     12/31/1997             $11,815              $12,518             $14,210
      1/31/1998             $12,097              $13,091             $14,554
      2/28/1998             $12,867              $13,931             $15,478
      3/31/1998             $13,442              $14,360             $16,319
      4/30/1998             $13,747              $14,474             $16,570
      5/31/1998             $13,797              $14,403             $16,603
      6/30/1998             $13,626              $14,512             $16,459
      7/31/1998             $14,017              $14,659             $16,711
      8/31/1998             $11,778              $12,843             $14,306
      9/30/1998             $11,154              $12,450             $13,861
     10/31/1998             $11,876              $13,747             $14,880
     11/30/1998             $12,426              $14,452             $15,625
     12/31/1998             $12,885              $15,022             $16,010
      1/31/1999             $13,677              $14,977             $16,107
      2/28/1999             $13,132              $14,620             $15,693
      3/31/1999             $13,417              $15,231             $16,216
      4/30/1999             $14,040              $15,848             $16,972
      5/31/1999             $13,237              $15,032             $16,340
      6/30/1999             $13,756              $15,618             $17,115
      7/31/1999             $14,443              $16,082             $17,496
      8/31/1999             $14,728              $16,141             $17,635
      9/30/1999             $14,819              $16,303             $17,691
     10/31/1999             $15,351              $16,914             $18,308
     11/30/1999             $17,218              $17,501             $19,650
     12/31/1999             $19,549              $19,072             $22,066
      1/31/2000             $18,922              $17,860             $20,775
      2/29/2000             $20,416              $18,341             $22,146
      3/31/2000             $20,402              $19,052             $22,203
      4/30/2000             $18,948              $18,050             $20,796
      5/31/2000             $18,080              $17,609             $20,224
      6/30/2000             $18,506              $18,297             $21,160
      7/31/2000             $17,651              $17,530             $20,475
      8/31/2000             $17,759              $17,682             $20,821
      9/30/2000             $16,663              $16,821             $19,607
     10/31/2000             $16,197              $16,424             $18,940
     11/30/2000             $15,769              $15,808             $18,141
     12/31/2000             $16,282              $16,370             $18,818
      1/31/2001             $16,265              $16,362             $18,929
      2/28/2001             $14,990              $15,135             $17,600
      3/31/2001             $14,067              $14,126             $16,362
      4/30/2001             $15,040              $15,108             $17,357
      5/31/2001             $14,604              $14,575             $16,937
      6/30/2001             $14,017              $13,978             $16,460
      7/31/2001             $13,681              $13,724             $16,032
      8/31/2001             $13,362              $13,376             $15,709
      9/30/2001             $12,237              $12,022             $13,997
     10/31/2001             $12,606              $12,329             $14,376
     11/30/2001             $13,127              $12,784             $14,913
     12/31/2001             $13,412              $12,860             $15,178
      1/31/2002             $12,824              $12,177             $14,565
      2/28/2002             $12,958              $12,262             $14,769

Source for Index Returns: Lipper Analytical Services, Inc.

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance figures do not include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95, shows changes in Net Asset Value and reinvestment of all distributions, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The MSCI EAFE Index is unmanaged, is a replica (or model) of the performance of the European, Australian and Far Eastern equity markets, and assumes the reinvestment of dividends. An individual cannot invest in an index.

The Lipper International Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc.

Withdrawals prior to age 59 1/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

                                                      ASSET ALLOCATION PORTFOLIO
                                                                     (UNAUDITED)

THE ASSET ALLOCATION PORTFOLIO SEEKS TO PROVIDE MAXIMUM RETURN THROUGH A COMBINATION OF LONG-TERM CAPITAL GROWTH AND CURRENT INCOME BY INVESTING IN COMMON STOCKS, CONVERTIBLE SECURITIES AND GOVERNMENT AND CORPORATE FIXED INCOME OBLIGATIONS.

HOW THE PORTFOLIO PERFORMED

For the six months ended February 28, 2002, the Asset Allocation Portfolio had a total return of 0.69%. This compares to a total return of 0.23% for a blended benchmark consisting of the S&P 500 (60%) and the Lehman Government Bond Index (40%).

HOW THE PORTFOLIO WAS MANAGED

On January 1, 2002, a new management team assumed responsibility for the management of the equity portion of the Portfolio. The team, which has an average of over 11 years of investment experience, is managing the equity portion using JPMorgan Fleming Asset Management's Analyst Portfolio Strategy. While the previous strategy was value-oriented and would overweight and underweight industry sectors, the Analyst Portfolio Strategy seeks to take advantage of JPMorgan Fleming Asset Management's research advantage by maintaining strict sector neutrality relative to the S&P 500. Its style characteristics will also mirror the S&P 500, making it a core portfolio as opposed to one focusing specifically on either value or growth. By eliminating style and sector bets, as performance factors relative to the Index, relative performance will be driven by individual-stock picking.

Prior to the management changeover, the equity portion of the Portfolio benefited from strong stock-picking in the financial-services sector, where the focus was on capital-markets oriented companies which had the most to gain from a revival in financial market activity. In the first two months under the new management team, strong stock picking in semiconductors and utilities supported relative performance, while difficulties in industrial cyclical and telecommunications holdings detracted.

The Portfolio began the period with an overweight in U.S. equities, and this was maintained through the management changeover given the view that the economy was recovering and would support equities versus fixed income securities.

On the fixed income side, the Portfolio entered September with modestly long duration positions concentrated in shorter maturities; that is, the management team felt that interest rates would fall, but that short-term interest rates would fall the most, tracking Federal Reserve cuts in rates. These positions were extended throughout the fourth quarter as economic data continued to suggest that the economy was in the midst of a recession, and that the Federal Reserve would continue to cut short-term interest rates. . Towards the end of 2001, the management team increased exposure to mortgage-backed securities given its view that Treasuries would remain range-bound and, absent any spike in volatility, the mortgage allocation would result in a positive return for the Portfolio.

Early in 2002, as credit markets proved quite volatile given accounting irregularities both real and imagined, investors' appetite for risk decreased. In this environment, the management team began moving towards a neutral parallel-duration position and further increased the overweight position in mortgage-backed securities. The slight overweight in investment-grade corporate bonds was maintained, but holdings in this sector were diversified opportunistically as a means of reducing exposure to event risk.

Approaching the end of the reporting period, economic data began to suggest a rebound in manufacturing. Fourth quarter GDP growth was revised upward more than expected and inventory and consumption numbers began to support a scenario in which an economic rebound would happen sooner than the market had anticipated. As such, the Portfolio ended the reporting period with a strategically neutral-duration position.

LOOKING AHEAD

Going forward, the highest probability scenario is for a full economic rebound by the end of the second quarter or beginning of the third, with GDP growth in line with its long term trend (3% to 3.5%) for the full year 2002. The management team expects for the Fed to be on hold through the first half of 2002, until final demand is confirmed as a tailwind to the adjustment in inventories that has helped drive stronger economic activity, and will not hesitate to take advantage of tactical-duration positioning opportunities in the coming months.

The management team anticipates a significant contribution to performance from the mortgage-backed securities allocation, expecting that the sector's strong rally versus Treasuries over the past few months will continue. Expecting that improved corporate balance sheets and profit margins as the economy moves through the current cyclical adjustment will support credit sectors, the management team expects to remain overweight to capture the performance trend.

It is likely that the Portfolio will continue to overweight equities versus fixed income securities given the economic environment.

LIFE OF PORTFOLIO PERFORMANCE

A $10,000 tax-deferred investment in the Asset Allocation Portfolio at NAV (Net Asset Value) would have grown to $15,666 from inception on 3/1/95 through 2/28/02.*

INVESTMENT RESULTS

                    AVERAGE ANNUAL RETURNS AS OF 2/28/02
  1 year                                                     -3.35%
  3 year                                                     -2.00%
  5 year                                                      2.93%
  Since Inception (3/1/95)                                    6.63%

[CHART]

                                ASSET                                    LEHMAN GOV'T/      LIPPER BALANCED
                         ALLOCATION PORTFOLIO   S&P 500 INDEX            CREDIT INDEX         FUNDS INDEX
       3/1/1995                $10,000            $10,000                  $10,000              $10,000
      3/31/1995                $10,160            $10,295                  $10,067              $10,177
      4/30/1995                $10,270            $10,598                  $10,207              $10,368
      5/31/1995                $10,570            $11,022                  $10,635              $10,700
      6/30/1995                $10,729            $11,278                  $10,720              $10,890
      7/31/1995                $10,979            $11,652                  $10,678              $11,119
      8/31/1995                $11,040            $11,681                  $10,815              $11,206
      9/30/1995                $11,200            $12,174                  $10,925              $11,474
     10/31/1995                $11,120            $12,131                  $11,085              $11,445
     11/30/1995                $11,440            $12,663                  $11,268              $11,801
     12/31/1995                $11,595            $12,907                  $11,434              $11,986
      1/31/1996                $11,880            $13,346                  $11,505              $12,203
      2/29/1996                $11,935            $13,470                  $11,261              $12,209
      3/31/1996                $12,045            $13,600                  $11,166              $12,256
      4/30/1996                $12,132            $13,800                  $11,089              $12,337
      5/31/1996                $12,198            $14,156                  $11,071              $12,463
      6/30/1996                $12,231            $14,210                  $11,219              $12,504
      7/31/1996                $12,000            $13,582                  $11,245              $12,182
      8/31/1996                $12,241            $13,869                  $11,218              $12,375
      9/30/1996                $12,625            $14,649                  $11,417              $12,834
     10/31/1996                $12,834            $15,053                  $11,683              $13,106
     11/30/1996                $13,361            $16,191                  $11,898              $13,717
     12/31/1996                $13,218            $15,871                  $11,766              $13,552
      1/31/1997                $13,595            $16,862                  $11,780              $13,971
      2/28/1997                $13,555            $16,994                  $11,805              $14,023
      3/31/1997                $13,192            $16,296                  $11,665              $13,615
      4/30/1997                $13,594            $17,269                  $11,835              $14,024
      5/31/1997                $14,100            $18,320                  $11,945              $14,599
      6/30/1997                $14,464            $19,141                  $12,088              $15,083
      7/31/1997                $15,320            $20,664                  $12,458              $15,942
      8/31/1997                $15,009            $19,506                  $12,319              $15,437
      9/30/1997                $15,464            $20,575                  $12,512              $16,053
     10/31/1997                $15,360            $19,888                  $12,712              $15,761
     11/30/1997                $15,646            $20,808                  $12,780              $16,051
     12/31/1997                $15,823            $21,165                  $12,914              $16,304
      1/31/1998                $15,725            $21,400                  $13,096              $16,420
      2/28/1998                $16,360            $22,943                  $13,070              $17,072
      3/31/1998                $16,812            $24,118                  $13,110              $17,594
      4/30/1998                $16,770            $24,360                  $13,176              $17,717
      5/31/1998                $16,642            $23,942                  $13,317              $17,539
      6/30/1998                $16,882            $24,914                  $13,453              $17,861
      7/31/1998                $16,515            $24,649                  $13,463              $17,652
      8/31/1998                $15,006            $21,085                  $13,726              $16,131
      9/30/1998                $15,570            $22,436                  $14,119              $16,827
     10/31/1998                $16,262            $24,261                  $14,018              $17,457
     11/30/1998                $16,684            $25,731                  $14,102              $18,096
     12/31/1998                $17,290            $27,214                  $14,136              $18,763
      1/31/1999                $17,368            $28,352                  $14,237              $19,064
      2/28/1999                $16,647            $27,471                  $13,898              $18,606
      3/31/1999                $16,913            $28,570                  $13,967              $19,066
      4/30/1999                $17,556            $29,676                  $14,002              $19,691
      5/31/1999                $17,259            $28,976                  $13,858              $19,388
      6/30/1999                $17,605            $30,584                  $13,815              $19,923
      7/31/1999                $17,119            $29,629                  $13,776              $19,550
      8/31/1999                $16,790            $29,481                  $13,765              $19,345
      9/30/1999                $16,587            $28,673                  $13,889              $19,097
     10/31/1999                $16,837            $30,487                  $13,925              $19,651
     11/30/1999                $16,758            $31,107                  $13,917              $19,864
     12/31/1999                $17,378            $32,939                  $13,832              $20,451
      1/31/2000                $16,940            $31,284                  $13,828              $19,938
      2/29/2000                $16,940            $30,692                  $14,001              $19,890
      3/31/2000                $17,996            $33,695                  $14,202              $21,062
      4/30/2000                $17,607            $32,681                  $14,133              $20,676
      5/31/2000                $17,088            $32,010                  $14,120              $20,482
      6/30/2000                $17,704            $32,799                  $14,408              $20,810
      7/31/2000                $17,720            $32,287                  $14,561              $20,754
      8/31/2000                $18,353            $34,292                  $14,766              $21,679
      9/30/2000                $17,656            $32,482                  $14,822              $21,224
     10/31/2000                $17,543            $32,344                  $14,916              $21,205
     11/30/2000                $16,715            $29,794                  $15,171              $20,435
     12/31/2000                $16,763            $29,940                  $15,470              $20,944
      1/31/2001                $17,113            $31,002                  $15,729              $21,388
      2/28/2001                $16,213            $28,175                  $15,891              $20,558
      3/31/2001                $15,597            $26,391                  $15,965              $19,894
      4/30/2001                $16,280            $28,441                  $15,845              $20,730
      5/31/2001                $16,280            $28,632                  $15,937              $20,914
      6/30/2001                $16,030            $27,935                  $16,013              $20,594
      7/31/2001                $16,113            $27,660                  $16,412              $20,580
      8/31/2001                $15,563            $25,929                  $16,622              $19,993
      9/30/2001                $15,047            $23,835                  $16,775              $19,032
     10/31/2001                $15,430            $24,289                  $17,201              $19,349
     11/30/2001                $15,964            $26,153                  $16,919              $20,119
     12/31/2001                $16,014            $26,382                  $16,785              $20,264
      1/31/2002                $15,927            $25,997                  $16,908              $20,086
      2/28/2002                $15,666            $25,496                  $17,051              $19,949

Source for Index Returns: Lipper Analytical Services, Inc.

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance figures do not include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95, shows changes in Net Asset Value and reinvestment of all distributions, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks and assumes reinvestment of all dividends.

The Lehman Gov't. Credit Index includes the government and corporate bond indices, including U.S. government and treasury agency securities, corporate and Yankee bonds. Investors cannot invest directly in an index.

The Lipper Balanced Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc.

Withdrawals prior to age 59 1/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

                                                U.S. GOVERNMENT INCOME PORTFOLIO
                                                                     (UNAUDITED)

THE U.S. GOVERNMENT INCOME PORTFOLIO SEEKS TO PROVIDE MONTHLY DIVIDENDS AS WELL AS TO PRESERVE PRINCIPAL.

HOW THE PORTFOLIO PERFORMED

For the six months ended February 28, 2002, the U.S. Government Income Portfolio had a total return of 2.74%. This compares to a total return of 2.73% for the Lehman Government Bond Index.

HOW THE PORTFOLIO WAS MANAGED

The Portfolio entered September with modestly long duration positions concentrated in shorter maturities; that is, the management team felt that interest rates would fall, but that short-term interest rates would fall the most, tracking Federal Reserve cuts in rates. These positions were extended throughout the fourth quarter as economic data continued to suggest that the economy was in the midst of a recession, and that the Federal Reserve would continue to cut short-term interest rates. Towards the end of 2001, the management team increased exposure to mortgage-backed securities given its view that Treasuries would remain range-bound and, absent any spike in volatility, the mortgage allocation would result in a positive return for the Portfolio.

Early in 2002, as credit markets proved quite volatile given accounting irregularities both real and imagined, investors' appetite for risk decreased. In this environment, the management team maintained its long duration and further increased exposure to mortgage-backed and agency securities.

Approaching the end of the reporting period, economic data began to suggest a rebound in manufacturing. Fourth quarter GDP growth was revised upward more than expected and inventory and consumption numbers began to support a scenario in which an economic rebound would happen sooner than the market had anticipated. As such, the management team began to institute a short duration position versus the Lehman Government Bond Index.

LOOKING AHEAD

Going forward, the highest probability scenario is for a full economic rebound by the end of the second quarter or beginning of the third, with GDP growth in line with its long term trend for the full year 2002. The management team expects for the Fed to be on hold through the first half of 2002, until final demand is confirmed as a tailwind to the adjustment in inventories that has helped drive stronger economic activity, and anticipates maintaining the Portfolio's short duration.

The management team anticipates a significant contribution to performance from the mortgage-backed securities allocation, expecting that the sector's strong rally versus Treasuries over the past few months will continue. The team is likely to tactically trade agency securities on an opportunistic basis and remain underweight in Treasuries due to improving prospects for credit sectors.

LIFE OF PORTFOLIO PERFORMANCE

A $10,000 tax-deferred investment in the U.S. Government Income Portfolio at NAV (Net Asset Value) would have grown to $15,947 from inception on 3/1/95 through 2/28/02.*

INVESTMENT RESULTS

                 AVERAGE ANNUAL RETURNS AS OF 2/28/02
  1 year                                                      5.82%
  3 year                                                      6.53%
  5 year                                                      6.89%
  Since Inception (3/1/95)                                    6.90%

[CHART]

           U.S. GOVERNMENT    LEHMAN U.S. GOV'T    LIPPER GENERAL U.S.
           INCOME PORTFOLIO     BOND INDEX          GOV'T FUNDS INDEX
3/1/95           $10,000         $10,000                 $10,000
3/31/95          $10,050         $10,063                 $10,046
4/30/95          $10,170         $10,195                 $10,170
5/31/95          $10,550         $10,606                 $10,539
6/30/95          $10,620         $10,687                 $10,602
7/31/95          $10,570         $10,648                 $10,565
8/31/95          $10,690         $10,772                 $10,688
9/30/95          $10,800         $10,876                 $10,789
10/31/95         $10,950         $11,041                 $10,931
11/30/95         $11,100         $11,213                 $11,085
12/31/95         $11,236         $11,373                 $11,240
1/31/96          $11,293         $11,442                 $11,297
2/29/96          $11,029         $11,209                 $11,065
3/31/96          $10,925         $11,116                 $10,972
4/30/96          $10,856         $11,044                 $10,897
5/31/96          $10,822         $11,026                 $10,856
6/30/96          $10,971         $11,168                 $10,982
7/31/96          $10,994         $11,196                 $11,003
8/31/96          $10,971         $11,171                 $10,975
9/30/96          $11,132         $11,357                 $11,159
10/31/96         $11,350         $11,606                 $11,401
11/30/96         $11,523         $11,808                 $11,602
12/31/96         $11,431         $11,688                 $11,482
1/31/97          $11,456         $11,701                 $11,506
2/28/97          $11,431         $11,717                 $11,530
3/31/97          $11,305         $11,593                 $11,394
4/30/97          $11,469         $11,760                 $11,563
5/31/97          $11,557         $11,861                 $11,659
6/30/97          $11,683         $11,994                 $11,797
7/31/97          $11,999         $12,334                 $12,122
8/31/97          $11,859         $12,212                 $11,996
9/30/97          $12,049         $12,396                 $12,180
10/31/97         $12,238         $12,610                 $12,359
11/30/97         $12,289         $12,674                 $12,403
12/31/97         $12,397         $12,807                 $12,528
1/31/98          $12,527         $12,999                 $12,688
2/28/98          $12,527         $12,964                 $12,663
3/31/98          $12,566         $13,001                 $12,695
4/30/98          $12,617         $13,059                 $12,745
5/31/98          $12,734         $13,194                 $12,863
6/30/98          $12,877         $13,344                 $12,972
7/31/98          $12,890         $13,364                 $12,992
8/31/98          $13,176         $13,712                 $13,247
9/30/98          $13,475         $14,082                 $13,546
10/31/98         $13,397         $14,034                 $13,446
11/30/98         $13,436         $14,038                 $13,475
12/31/98         $13,461         $14,069                 $13,512
1/31/99          $13,517         $14,151                 $13,589
2/28/99          $13,188         $13,814                 $13,295
3/31/99          $13,244         $13,868                 $13,363
4/30/99          $13,271         $13,900                 $13,398
5/31/99          $13,120         $13,777                 $13,250
6/30/99          $13,065         $13,750                 $13,181
7/31/99          $13,038         $13,729                 $13,106
8/31/99          $13,023         $13,729                 $13,071
9/30/99          $13,133         $13,840                 $13,232
10/31/99         $13,173         $13,862                 $13,253
11/30/99         $13,133         $13,843                 $13,241
12/31/99         $13,088         $13,753                 $13,151
1/31/00          $13,102         $13,772                 $13,110
2/29/00          $13,280         $13,968                 $13,277
3/31/00          $13,518         $14,214                 $13,476
4/30/00          $13,488         $14,174                 $13,426
5/31/00          $13,503         $14,182                 $13,411
6/30/00          $13,726         $14,435                 $13,681
7/31/00          $13,845         $14,575                 $13,786
8/31/00          $14,039         $14,791                 $13,993
9/30/00          $14,069         $14,832                 $14,045
10/31/00         $14,188         $14,974                 $14,157
11/30/00         $14,486         $15,269                 $14,430
12/31/00         $14,754         $15,573                 $14,706
1/31/01          $14,911         $15,731                 $14,869
2/28/01          $15,067         $15,910                 $15,015
3/31/01          $15,082         $15,966                 $15,052
4/30/01          $14,895         $15,803                 $14,924
5/31/01          $14,942         $15,855                 $14,995
6/30/01          $15,004         $15,928                 $15,044
7/31/01          $15,363         $16,310                 $15,395
8/31/01          $15,520         $16,512                 $15,567
9/30/01          $15,816         $16,800                 $15,786
10/31/01         $16,253         $17,233                 $16,167
11/30/01         $15,801         $16,847                 $15,839
12/31/01         $15,625         $16,700                 $15,687
1/31/02          $15,760         $16,809                 $15,826
2/28/02          $15,947         $16,964                 $15,994


Source for Index Returns: Lipper Analytical Services, Inc.

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance figures do not include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95 and shows changes in Net Asset Value, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lehman U.S. Gov't Bond Index is composed of the U.S. Treasury Bond Index and the Agency Bond Index and includes U.S. Treasury and Agency bond issues. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

The Lipper General U.S. Gov't Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc.

Withdrawals prior to age 59 1/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

                             MONEY MARKET PORTFOLIO
                                  (UNAUDITED)

THE MONEY MARKET PORTFOLIO SEEKS TO PROVIDE MAXIMUM CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY.

HOW THE PORTFOLIO PERFORMED

For the six months ended February 28, 2002, the Money Market Portfolio had a total return of 0.99%.

HOW THE PORTFOLIO WAS MANAGED

In the year 2002, the Federal Reserve Board lowered interest rates 11 times, carrying out one of the most aggressive monetary policies in history to counter the U.S. economic slowdown. During the reporting period, the rate-cutting took on new urgency in the aftermath of the September 11 attacks, and the Federal Funds rate ended the year at 1.75%. Understanding that short-term rates were likely to continue falling through the end of 2002, the management team generally maintained a longer-than-benchmark weighted-average maturity in order to capture and lock in higher interest rates. This was done in conjunction with a policy of active security selection and broad allocation to maintain security of principal.

With the Fed choosing not to lower interest rates further at its January 2002 meeting, the question moving forward is how quickly the economy will recover. Economic recovery, especially if it's robust, tends to be accompanied by inflationary pressures that, at some point, cause the Fed to step in and tighten monetary policy. Therefore, by the end of the reporting period the average-weighted maturity of the Portfolio had been reduced, partially through the purchase of variable-rate demand notes whose interest rates are reset and therefore offer protection in a rising-rate environment.

LOOKING AHEAD

Going forward, the highest probability scenario is for a full economic rebound by the end of the second quarter or beginning of the third, with GDP growth in line with its long term trend (3% to 3.5%) for the full year 2002. The management team expects the Fed to be on hold through the first half of 2002, until final demand is confirmed as a tailwind to the adjustment in inventories that has helped drive stronger economic activity.


AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH PORTFOLIO SHARES STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO.

WITHDRAWALS PRIOR TO AGE 59 1/2 FROM THE VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY MAY BE SUBJECT TO A 10% IRS TAX PENALTY, AND ARE TAXED AS ORDINARY INCOME.

                                                     GROWTH AND INCOME PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                             AS OF FEBRUARY 28, 2002 (UNAUDITED)

 SHARES               ISSUER                            VALUE
 ------               ------                            -----
          LONG-TERM INVESTMENTS--98.8%
          COMMON STOCKS--98.8%
          AEROSPACE--1.5%
    800     GENERAL DYNAMICS CORP.                 $   72,704
  1,000     UNITED TECHNOLOGIES CORP.                  72,950
                                                   ----------
                                                      145,654
                                                   ----------
          AUTOMOTIVE--2.1%
    700     AUTOZONE, INC.*                            46,452
  7,812     FORD MOTOR CO.                            116,243
  2,600     GENERAL MOTORS CORP.                       38,350
                                                   ----------
                                                      201,045
                                                   ----------
          BANKING--8.8%
  1,900     BANK OF AMERICA CORP.                     121,505
  1,124     BANK OF NEW YORK CO., INC.                 42,307
  2,500     PNC FINANCIAL SERVICES GROUP, INC.        137,350
  1,200     SUNTRUST BANKS, INC.                       75,348
  4,300     U.S. BANCORP                               89,655
    900     WACHOVIA CORP.                             29,907
  2,400     WASHINGTON MUTUAL, INC.                    78,072
  6,125     WELLS FARGO & CO.                         287,263
                                                   ----------
                                                      861,407
                                                   ----------
          BROADCASTING/CABLE--1.0%
  2,200     ADELPHIA COMMUNICATIONS CORP., CLASS A*    48,290
  1,000     CLEAR CHANNEL COMMUNICATIONS, INC.*        46,620
                                                   ----------
                                                       94,910
                                                   ----------
          BUSINESS SERVICES--0.6%
  2,100     EQUIFAX, INC.                              63,000
                                                   ----------

          CHEMICALS--1.7%
  1,400     DOW CHEMICAL CO.                           43,792
  2,575     E.I. DUPONT DE NEMOURS CO.                120,613
                                                   ----------
                                                      164,405
                                                   ----------
          COMPUTERS/COMPUTER HARDWARE--1.7%
  2,200     HEWLETT-PACKARD CO.                        44,264
    700     INTERNATIONAL BUSINESS MACHINES CORP.      68,684
  1,000     LEXMARK INTERNATIONAL, INC.*               49,710
                                                   ----------
                                                      162,658
                                                   ----------
          CONSUMER PRODUCTS--3.3%
  5,125     PHILIP MORRIS COMPANIES, INC.             269,883
    600     PROCTER & GAMBLE CO.                       50,874
                                                   ----------
                                                      320,757
                                                   ----------
          DIVERSIFIED--2.2%
  2,425     GENERAL ELECTRIC CO.                       93,363
  4,150     TYCO INTERNATIONAL LTD (BERMUDA)          120,765
                                                   ----------
                                                      214,128
                                                   ----------
          ELECTRONICS/ELECTRICAL EQUIPMENT--1.2%
  1,200     EMERSON ELECTRIC CO.                       69,108
  2,300     ENERGIZER HOLDINGS, INC.*                  50,209
                                                   ----------
                                                      119,317
                                                   ----------
          ENVIRONMENTAL SERVICES--0.4%
  1,600     WASTE MANAGEMENT, INC.                 $   42,096
                                                   ----------
          FINANCIAL SERVICES--12.9%
  3,250     AMERICAN EXPRESS CO.                      118,462
 11,691     CITIGROUP, INC.                           529,017
  2,000     FANNIE MAE                                156,499
  1,500     GOLDEN WEST FINANCIAL CORP.                95,625
  2,450     MERRILL LYNCH & CO., INC.                 117,478
  2,350     MORGAN STANLEY DEAN WITTER & CO.          115,432
  1,225     STATE STREET CORP.                         62,108
    800     T. ROWE PRICE GROUP, INC.                  31,848
    400     USA EDUCATION, INC.                        37,100
                                                   ----------
                                                    1,263,569
                                                   ----------
          FOOD/BEVERAGE PRODUCTS--4.6%
  1,775     ANHEUSER-BUSCH COMPANIES, INC.             90,259
  1,000     BROWN-FORMAN CORP., CLASS B                67,950
  3,800     KRAFT FOODS, INC., CLASS A                148,579
  1,900     PEPSICO, INC.                              95,950
  1,650     SYSCO CORP.                                48,791
                                                   ----------
                                                      451,529
                                                   ----------
          HEALTH CARE/HEALTH CARE SERVICES--1.0%
    700     TENET HEALTHCARE CORP.*                    40,425
    500     WELLPOINT HEALTH NETWORKS, INC.*           60,810
                                                   ----------
                                                      101,235
                                                   ----------
          HOTELS/OTHER LODGING--0.4%
    900     MARRIOTT INTERNATIONAL, INC., CLASS A      35,523
                                                   ----------
          INSURANCE--5.4%
  2,925     AMERICAN INTERNATIONAL GROUP, INC.        216,363
    400     CIGNA CORP.                                35,880
  1,000     HARTFORD FINANCIAL SERVICES GROUP, INC.    67,000
  1,675     MARSH & MCLENNAN COMPANIES, INC.          176,796
  1,000     PRUDENTIAL FINANCIAL, INC.*                30,570
                                                   ----------
                                                      526,609
                                                   ----------
          MACHINERY & ENGINEERING EQUIPMENT--1.3%
  1,150     CATERPILLAR, INC.                          63,836
  1,475     DOVER CORP.                                58,366
                                                   ----------
                                                      122,202
                                                   ----------
          MANUFACTURING--0.9%
  2,225     HONEYWELL INTERNATIONAL, INC.              84,817
                                                   ----------
          METALS/MINING--1.0%
  2,600     ALCOA, INC.                                97,682
                                                   ----------
          MULTI-MEDIA--5.5%
  5,825     AOL TIME WARNER, INC.*                    144,460
    500     E.W. SCRIPPS CO., CLASS A                  37,600
  1,600     GANNETT CO., INC.                         121,888
  3,875     THE WALT DISNEY CO.                        89,125
  3,134     VIACOM, INC., CLASS B*                    145,888
                                                   ----------
                                                      538,961
                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES               ISSUER                            VALUE
 ------               ------                            -----
          OIL & GAS--13.5%
  1,300     BURLINGTON RESOURCES, INC.             $   48,854
  3,750     CHEVRONTEXACO CORP.                       316,650
  1,900     CONOCO, INC.                               52,554
  1,200     DEVON ENERGY CORP.                         52,416
 12,916     EXXON MOBIL CORP.                         533,430
    900     PHILLIPS PETROLEUM CO.                     53,199
  2,825     ROYAL DUTCH PETROLEUM CO., N.Y.
              REGISTERED SHARES (THE NETHERLANDS)     145,120
  2,025     SCHLUMBERGER LTD                          117,875
                                                   ----------
                                                    1,320,098
                                                   ----------
          PACKAGING--0.4%
    800     SEALED AIR CORP.*                          35,984
                                                   ----------
          PAPER/FOREST PRODUCTS--1.1%
  1,252     INTERNATIONAL PAPER CO.                    54,775
    825     WEYERHAEUSER CO.                           51,002
                                                   ----------
                                                      105,777
                                                   ----------
          PHARMACEUTICALS--3.7%
  2,150     ABBOTT LABORATORIES                       121,582
  1,450     AMERICAN HOME PRODUCTS CORP.               92,148
  2,000     PFIZER, INC.                               81,920
  1,709     PHARMACIA CORP.                            70,154
                                                   ----------
                                                      365,804
                                                   ----------
          PIPELINES--0.8%
  1,200     EL PASO CORP.                              46,896
  2,000     WILLIAMS COMPANIES, INC.                   30,900
                                                   ----------
                                                       77,796
                                                   ----------
          REAL ESTATE INVESTMENT TRUST--0.5%
  1,200     PUBLIC STORAGE, INC.                       44,112
                                                   ----------
          RESTAURANTS/FOOD SERVICES--0.6%
  2,125     MCDONALD'S CORP.                           55,463
                                                   ----------
          RETAILING--2.5%
  2,500     CIRCUIT CITY STORES, INC.                  44,700
  1,900     GAP, INC.                                  22,743
  2,650     LIMITED, INC.                              47,727
  1,425     MAY DEPARTMENT STORES CO.                  52,211
    825     TARGET CORP.                               34,568
  2,300     TOYS R US, INC.*                           40,963
                                                   ----------
                                                      242,912
                                                   ----------
          SEMI-CONDUCTORS--2.2%
  2,075     ALTERA CORP.*                              39,570
  1,125     APPLIED MATERIALS, INC.*                   48,904
    825     INTEL CORP.                                23,579
  3,650     TEXAS INSTRUMENTS, INC.                   107,127
                                                   ----------
                                                      219,180
                                                   ----------
          TELECOMMUNICATIONS--10.2%
 11,127     AT&T CORP.                                172,914
  5,725     BELLSOUTH CORP.                           221,901
  5,625     SBC COMMUNICATIONS, INC.                  212,850
  1,800     SPRINT CORP. (FON GROUP)               $   25,362
  3,500     SPRINT CORP. (PCS GROUP)*                  32,375
  7,000     VERIZON COMMUNICATIONS, INC.              327,599
                                                   ----------
                                                      993,001
                                                   ----------
          TELECOMMUNICATIONS EQUIPMENT--0.3%
  2,445     MOTOROLA, INC.                             31,785
                                                   ----------
          UTILITIES--5.5%
  2,600     CONSOLIDATED EDISON, INC.                 106,080
  2,225     DOMINION RESOURCES, INC.                  129,673
  3,400     DUKE ENERGY CORP.                         120,020
  2,500     ENERGY EAST CORP.                          48,800
  1,400     FIRSTENERGY CORP.                          51,240
  1,625     TXU CORP.                                  82,664
                                                   ----------
                                                      538,477
                                                   ----------
          TOTAL COMMON STOCKS
          (COST $9,840,794)                         9,641,893
                                                   ----------
          SHORT-TERM INVESTMENTS--1.2%
          MONEY MARKET FUND--1.2%
117,176     JPMORGAN PRIME MONEY MARKET FUND (a)
          (COST $117,176)                             117,176
                                                   ----------
          TOTAL INVESTMENTS--100.0%
          (COST $9,957,970)                        $9,759,069
                                                   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPITAL GROWTH PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                             AS OF FEBRUARY 28, 2002 (UNAUDITED)

 SHARES               ISSUER                                             VALUE
 ------               ------                                             -----
          LONG-TERM INVESTMENTS--99.6%
          COMMON STOCKS--99.6%
          APPAREL--2.0%
   4,300     JONES APPAREL GROUP, INC.*                                 $153,338
                                                                        --------
          AUTOMOTIVE--0.9%
   1,200     BORGWARNER, INC.                                             72,180
                                                                        --------
          BANKING--8.5%
   2,000     ASSOCIATED BANC-CORP.                                        73,320
   1,890     COMMERCE BANCSHARES, INC.                                    78,889
   3,200     COMPASS BANCSHARES, INC.                                     95,840
   3,500     CULLEN/FROST BANKERS, INC.                                  120,575
   2,800     FIRSTMERIT CORP.                                             76,664
   1,900     MERCANTILE BANKSHARES CORP.                                  83,239
   2,600     TCF FINANCIAL CORP.                                         133,640
                                                                        --------
                                                                         662,167
                                                                        --------
          BIOTECHNOLOGY--2.2%
   2,300     GENZYME CORP.-GENERAL DIVISION*                             102,074
     800     IDEC PHARMACEUTICALS CORP.*                                  50,256
   1,100     PROTEIN DESIGN LABS, INC.*                                   17,457
                                                                        --------
                                                                         169,787
                                                                        --------
          BROADCASTING/CABLE--1.2%
   2,200     UNIVISION COMMUNICATIONS, INC., CLASS A*                     90,728
                                                                        --------
          BUSINESS SERVICES--10.3%
   5,400     AFFILIATED COMPUTER SERVICES, INC., CLASS A*                264,114
   9,500     CONCORD EFS, INC.*                                          285,285
   3,100     MANPOWER, INC.                                              103,943
   5,000     SUNGARD DATA SYSTEMS, INC.*                                 154,350
                                                                        --------
                                                                         807,692
                                                                        --------
          COMPUTER SOFTWARE--2.0%
   2,100     RATIONAL SOFTWARE CORP.*                                     38,976
     800     SYNOPSYS, INC.*                                              37,680
   2,300     VERITAS SOFTWARE CORP.*                                      81,627
                                                                        --------
                                                                         158,283
                                                                        --------
          CONSTRUCTION--1.7%
   2,400     LENNAR CORP.                                                132,504
                                                                        --------
          CONSTRUCTION MATERIALS--3.0%
   2,400     AMERICAN STANDARD COMPANIES, INC.*                          156,720
   1,800     MARTIN MARIETTA MATERIALS, INC.                              75,150
                                                                        --------
                                                                         231,870
                                                                        --------
          ELECTRONICS/ELECTRICAL EQUIPMENT--3.7%
   2,000     AMPHENOL CORP., CLASS A*                                     84,360
   3,700     PERKINELMER, INC.                                            85,100
   2,176     SANMINA-SCI CORP.*                                           22,086
   5,600     VISHAY INTERTECHNOLOGY, INC.*                                99,176
                                                                        --------
                                                                         290,722
                                                                        --------
          ENTERTAINMENT/LEISURE--5.9%
   4,300     HARRAH'S ENTERTAINMENT, INC.*                               173,892
   2,000     INTERNATIONAL SPEEDWAY CORP., CLASS A                        87,880
   9,900     PARK PLACE ENTERTAINMENT CORP.*                            $ 96,723
   2,400     SABRE GROUP HOLDINGS, INC.*                                 105,624
                                                                        --------
                                                                         464,119
                                                                        --------
          ENVIRONMENTAL SERVICES--0.7%
   3,200     REPUBLIC SERVICES, INC.*                                     57,440
                                                                        --------
          FINANCIAL SERVICES--3.0%
   2,800     A.G. EDWARDS, INC.                                          114,380
   2,500     FIRST AMERICAN CORP.                                         49,475
   1,100     GOLDEN WEST FINANCIAL CORP.                                  70,125
                                                                        --------
                                                                         233,980
                                                                        --------
          FOOD/BEVERAGE PRODUCTS--2.2%
   7,000     PEPSI BOTTLING GROUP, INC.                                  173,950
                                                                        --------
          HEALTH CARE/HEALTH CARE SERVICES--10.7%
   5,600     CYTYC CORP.*                                                131,376
   5,850     DENTSPLY INTERNATIONAL, INC.                                194,044
   8,800     HEALTH MANAGEMENT ASSOCIATES, INC., CLASS A*                155,320
   8,800     HEALTHSOUTH CORP.*                                          104,808
   4,800     OXFORD HEALTH PLANS, INC.*                                  174,480
   1,300     STRYKER CORP.                                                79,950
                                                                        --------
                                                                         839,978
                                                                        --------
          INSURANCE--7.0%
   5,500     ACE LTD (BERMUDA)                                           241,450
   4,300     RADIAN GROUP, INC.                                          200,681
   2,700     TORCHMARK CORP.                                             108,513
                                                                        --------
                                                                         550,644
                                                                        --------
          INTERNET SERVICES/SOFTWARE--2.0%
   4,600     RIVERSTONE NETWORKS, INC.*                                   17,572
   1,600     SYMANTEC CORP.*                                              57,696
   2,800     TMP WORLDWIDE, INC.*                                         78,176
                                                                        --------
                                                                         153,444
                                                                        --------
          MACHINERY & ENGINEERING EQUIPMENT--1.6%
   2,500     ZEBRA TECHNOLOGIES CORP., CLASS A*                          128,725
                                                                        --------
          MANUFACTURING--1.1%
   2,200     FMC CORP.*                                                   83,050
                                                                        --------
          MULTI-MEDIA--1.4%
   5,000     BELO CORP., CLASS A                                         109,750
                                                                        --------
          OIL & GAS--5.6%
   3,000     COOPER CAMERON CORP.*                                       134,700
   3,783     FMC TECHNOLOGIES, INC.*                                      70,402
   1,800     NABORS INDUSTRIES, INC.*                                     63,846
   1,341     PANCANADIAN ENERGY CORP. (CANADA)*                           38,862
   3,500     TALISMAN ENERGY, INC. (CANADA)                              132,615
                                                                        --------
                                                                         440,425
                                                                        --------
          PAPER/FOREST PRODUCTS--1.0%
   1,500     BOWATER, INC.                                                77,325
                                                                        --------


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES               ISSUER                                               VALUE
 ------               ------                                               -----
             PHARMACEUTICALS--4.2%
     2,500      AMERISOURCEBERGEN CORP.*                              $  169,250
     2,100      BIOVAIL CORP. (CANADA)*                                   99,750
     2,000      WATSON PHARMACEUTICALS, INC.*                             58,560
                                                                      ----------
                                                                         327,560
                                                                      ----------
             PIPELINES--0.8%
     1,600      EL PASO CORP.                                             62,528
                                                                      ----------
             REAL ESTATE--0.8%
     1,800      LNR PROPERTY CORP.                                        59,580
                                                                      ----------
             REAL ESTATE INVESTMENT TRUST--1.1%
     3,200      EQUITY RESIDENTIAL PROPERTIES TRUST                       86,240
                                                                      ----------
             RESTAURANTS/FOOD SERVICES--1.8%
     4,000      BRINKER INTERNATIONAL, INC.*                             137,360
                                                                      ----------
             RETAILING--3.1%
     1,700      BJ'S WHOLESALE CLUB, INC.*                                69,955
     2,200      FEDERATED DEPARTMENT STORES, INC.*                        92,202
     2,700      LINENS `N THINGS, INC.*                                   77,247
                                                                      ----------
                                                                         239,404
                                                                      ----------
             SEMI-CONDUCTORS--2.9%
     1,600      ALTERA CORP.*                                             30,512
     1,800      INTERSIL CORP., CLASS A*                                  49,284
     4,200      MICROCHIP TECHNOLOGY, INC.*                              143,556
                                                                      ----------
                                                                         223,352
                                                                      ----------
             SHIPPING/TRANSPORTATION--1.4%
     3,700      C.H. ROBINSON WORLDWIDE, INC.                            107,670
                                                                      ----------
             TELECOMMUNICATIONS--1.3%
     2,700      U.S. CELLULAR CORP.*                                     104,760
                                                                      ----------
             TRANSPORTATION--0.5%
     2,100      CANADIAN PACIFIC RAILWAY LTD (CANADA)*                    42,210
                                                                      ----------
             UTILITIES--4.0%
     1,100      ALLIANT ENERGY CORP.                                  $   31,911
     2,000      AMERICAN WATER WORKS, INC.                                86,220
     1,600      NICOR, INC.                                               66,960
     2,618      NISOURCE, INC.                                            54,952
     2,500      SCANA CORP.                                               69,375
                                                                      ----------
                                                                         309,418
                                                                      ----------
             TOTAL COMMON STOCKS
             (COST $6,179,435)                                         7,782,183
                                                                      ----------
             SHORT-TERM INVESTMENTS--0.4%
             MONEY MARKET FUND--0.4%
    30,142      JPMORGAN PRIME MONEY MARKET FUND (a)
             (COST $30,142)                                               30,142
                                                                      ----------
             TOTAL INVESTMENTS--100.0%
             (COST $6,209,577)                                        $7,812,325
                                                                      ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                  INTERNATIONAL EQUITY PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                             AS OF FEBRUARY 28, 2002 (UNAUDITED)

 SHARES               ISSUER                           VALUE
 ------               ------                           -----
          LONG-TERM INVESTMENTS--100.0%
          COMMON STOCKS--100.0%
          AUSTRALIA--1.8%
  3,000     BRAMBLES INDUSTRIES PLC                $   13,007
  1,500     NATIONAL AUSTRALIA BANK LTD                27,736
  3,158     NEWS CORP., LTD                            19,905
  3,985     WOODSIDE PETROLEUM LTD                     28,756
                                                   ----------
                                                       89,404
                                                   ----------
          BELGIUM--2.2%
  5,240     DEXIA GROUP                                78,600
  1,500     FORTIS GROUP*                              33,283
                                                   ----------
                                                      111,883
                                                   ----------
          BRAZIL--0.5%
  1,065     UNIAO DE BANCOS BRASILEIROS SA, GDR        25,773
                                                   ----------
          FINLAND--3.2%
  7,703     NOKIA OYJ                                 161,057
                                                   ----------
          FRANCE--11.7%
  1,301     AVENTIS SA                                 96,506
  4,436     AXA                                        82,695
  1,350     BNP PARIBAS*                               65,456
    438     CAP GEMINI SA                              29,042
    510     COMPAGNIE DE SAINT-GOBAIN                  79,191
  1,000     DASSAULT SYSTEMES SA                       45,977
    390     IMERYS SA                                  41,024
  1,000     TOTALFINAELF SA, CLASS B                  146,972
                                                   ----------
                                                      586,863
                                                   ----------
          GERMANY--9.4%
  2,941     BAYER AG                                   93,751
  2,309     BAYERISCHE MOTOREN WERKE AG                85,090
  1,817     DEUTSCHE BANK AG                          106,726
  2,466     DEUTSCHE POST AG                           31,785
  1,945     HEIDELBERGER ZEMENT AG                     88,333
  1,123     SIEMENS AG                                 65,767
                                                   ----------
                                                      471,452
                                                   ----------
          HONG KONG--2.2%
  7,000     CHEUNG KONG HOLDINGS LTD                   58,339
  8,000     HENDERSON LAND DEVELOPMENT CO., LTD        31,182
 16,500     MTR CORP., LTD                             22,425
                                                   ----------
                                                      111,946
                                                   ----------
          ITALY--4.4%
 14,153     ENTE NAZIONALE IDROCARBURI SPA            194,554
  3,296     TELECOM ITALIA SPA                         27,015
                                                   ----------
                                                      221,569
                                                   ----------
          JAPAN--17.0%
    500     ACOM CO., LTD                              27,398
  2,000     CANON, INC.                                70,026
      5     FUJI TELEVISION NETWORK, INC.              24,636
    400     HIROSE ELECTRIC CO., LTD                   28,608
  1,200     HONDA MOTOR CO., LTD                       47,928
    800     HOYA CORP.                             $   52,557
  3,000     KANEKA CORP.                               17,984
  2,000     KAO CORP.                                  37,551
  1,000     MURATA MANUFACTURING CO., LTD              62,112
 11,000     NIKKO SECURITIES CO., LTD                  42,291
    300     NINTENDO CO., LTD                          43,583
     17     NIPPON TELEGRAPH AND TELEPHONE CORP.       54,192
      2     NIPPON UNIPAC HOLDING                      10,019
      2     NTT DOCOMO, INC.                           20,754
    400     ROHM CO., LTD                              57,783
  1,600     SONY CORP.                                 72,624
  6,000     SUMITOMO CORP.                             30,952
  1,000     TAKEDA CHEMICAL INDUSTRIES LTD             40,538
    500     TAKEFUJI CORP.                             30,422
    700     TDK CORP.                                  31,773
  1,300     TERUMO CORP.                               15,790
  1,000     YAMANOUCHI PHARMACEUTICAL CO., LTD         26,055
                                                   ----------
                                                      845,576
                                                   ----------
          NETHERLANDS--5.7%
  3,487     ABN AMRO HOLDING NV                        60,721
  5,200     ELSEVIER NV                                66,574
  3,492     ING GROEP NV                               83,041
  2,795     KONINKLIJKE PHILIPS ELECTRONICS NV         73,019
                                                   ----------
                                                      283,355
                                                   ----------
          PORTUGAL--0.8%
  9,018     BRISA-AUTO ESTRADAS DE PORTUGAL SA         39,473
                                                   ----------
          SOUTH KOREA--2.5%
  1,300     KOREA TELECOM CORP., ADR                   28,990
  1,500     POHANG IRON & STEEL CO., LTD, ADR          41,580
    400     SAMSUNG ELECTRONICS, GDR, #                52,500
                                                   ----------
                                                      123,070
                                                   ----------
          SPAIN--3.1%
  5,360     ALTADIS SA                                 88,792
  1,867     BANCO POPULAR ESPANOL SA                   65,894
                                                   ----------
                                                      154,686
                                                   ----------
          SWEDEN--1.1%
 11,034     NORDEA AB                                  57,412
                                                   ----------
          SWITZERLAND--6.1%
    410     NESTLE SA                                  90,545
  2,880     NOVARTIS AG                               109,382
  1,100     ROCHE HOLDING AG                           77,265
    140     ZURICH FINANCIAL SERVICES AG               27,058
                                                   ----------
                                                      304,250
                                                   ----------
          UNITED KINGDOM--28.3%
  2,100     ABBEY NATIONAL PLC                         28,263
  4,870     ALLIED DOMECQ PLC                          27,648
  2,370     ANGLO AMERICAN PLC                         40,198
    614     AUTONOMY CORP., PLC*                        2,829
 19,461     BAE SYSTEMS PLC                            87,398


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES               ISSUER                           VALUE
 ------               ------                           -----
         UNITED KINGDOM (CONT'D)
  3,198     BARCLAYS PLC                           $   93,715
 18,337     BG GROUP PLC                               75,747
  2,009     BOC GROUP PLC                              29,592
  7,144     BP PLC                                     58,769
  8,771     BRITISH LAND CO., PLC                      64,226
  6,204     CGNU PLC                                   62,864
  6,290     COMPASS GROUP PLC                          42,816
  4,335     GKN PLC                                    17,999
  5,646     GLAXOSMITHKLINE PLC                       137,463
 19,537     LATTICE GROUP PLC                          46,697
  2,964     POWERGEN PLC                               32,232
  2,700     RECKITT BENCKISER PLC                      42,668
  5,357     REUTERS GROUP PLC                          39,643
  3,180     SCHRODERS PLC                              33,009
  4,808     SIX CONTINENTS PLC                         47,938
 28,607     TESCO PLC                                 101,809
  8,662     UNILEVER PLC                               71,685
 86,094     VODAFONE GROUP PLC                        162,622
  7,660     WOLSELEY PLC                               64,582
                                                   ----------
                                                    1,412,412
                                                   ----------
          TOTAL INVESTMENTS--100.0%
          (COST $6,097,844)                        $5,000,181
                                                   ==========

SUMMARY OF INVESTMENTS BY INDUSTRY, FEBRUARY 28, 2002

INDUSTRY                                % OF INVESTMENT SECURITIES
Banking                                           12.2%
Oil & Gas                                         10.1%
Pharmaceuticals                                    9.7%
Telecommunications                                 5.9%
Food/Beverage Products                             5.6%
Consumer Products                                  5.4%
Insurance                                          5.1%
Telecommunications Equipment                       4.5%
Financial Services                                 3.3%
Retailing                                          3.3%
Manufacturing                                      3.2%
Real Estate                                        3.1%
Automotive                                         3.0%
Multi-Media                                        3.0%
Construction Materials                             2.6%
Chemicals                                          2.5%
Electronics/Electrical Equipment                   2.4%
Semi-Conductors                                    2.2%
Other (below 2%)                                  12.9%
--------------------------------------------------------
Total                                            100.0%


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                      ASSET ALLOCATION PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                             AS OF FEBRUARY 28, 2002 (UNAUDITED)

 SHARES               ISSUER                           VALUE
 ------               ------                           -----
          LONG-TERM INVESTMENTS--93.1%
          COMMON STOCKS--56.3%
          AEROSPACE--0.4%
    450     UNITED TECHNOLOGIES CORP.              $   32,828
                                                   ----------
          AGRICULTURAL PRODUCTION/SERVICES--0.4%
  1,000     MONSANTO CO.                               30,960
                                                   ----------
          AIRLINES--0.5%
  1,975     SOUTHWEST AIRLINES, INC.                   41,692
                                                   ----------
          APPAREL--0.4%
    850     JONES APPAREL GROUP, INC.*                 30,311
                                                   ----------
          AUTOMOTIVE--0.7%
  1,950     FORD MOTOR CO.                             29,016
    350     JOHNSON CONTROLS, INC.                     31,066
                                                   ----------
                                                       60,082
                                                   ----------
          BANKING--1.7%
  1,800     BANK ONE CORP.                             64,512
  3,450     U.S. BANCORP                               71,933
                                                   ----------
                                                      136,445
                                                   ----------
          BIOTECHNOLOGY--0.9%
    950     AMGEN, INC.*                               55,081
  1,000     HUMAN GENOME SCIENCES, INC.*               20,520
                                                   ----------
                                                       75,601
                                                   ----------
          BROADCASTING/CABLE--0.4%
  1,400     ADELPHIA COMMUNICATIONS CORP., CLASS A*    30,730
                                                   ----------
          BUSINESS SERVICES--0.6%
  1,900     ACCENTURE LTD, CLASS A (BERMUDA)*          49,761
                                                   ----------
          CHEMICALS--0.8%
    850     DOW CHEMICAL CO.                           26,588
    800     EASTMAN CHEMICAL CO.                       35,200
                                                   ----------
                                                       61,788
                                                   ----------
          COMPUTER NETWORKS--1.1%
  6,400     CISCO SYSTEMS, INC.*                       91,328
                                                   ----------
          COMPUTER SOFTWARE--2.0%
  2,725     MICROSOFT CORP.*                          158,977
                                                   ----------
          COMPUTERS/COMPUTER HARDWARE--3.3%
  1,325     DELL COMPUTER CORP.*                       32,714
  2,200     EMC CORP.*                                 23,980
  1,025     INTERNATIONAL BUSINESS MACHINES CORP.     100,573
  1,900     NCR CORP.*                                 79,420
  3,600     SUN MICROSYSTEMS, INC.*                    30,636
                                                   ----------
                                                      267,323
                                                   ----------
          CONSUMER PRODUCTS--2.8%
    375     COLGATE-PALMOLIVE CO.                      20,993
  1,300     GILLETTE CO.                               44,447
  1,425     PHILIP MORRIS COMPANIES, INC.              75,041
  1,000     PROCTER & GAMBLE CO.                       84,789
                                                   ----------
                                                      225,270
                                                   ----------
  DIVERSIFIED--3.6%
  4,375     GENERAL ELECTRIC CO.                   $  168,438
  4,150     TYCO INTERNATIONAL LTD (BERMUDA)          120,765
                                                   ----------
                                                      289,203
                                                   ----------
          ENVIRONMENTAL SERVICES--0.6%
  1,900     WASTE MANAGEMENT, INC.                     49,989
                                                   ----------
          FINANCIAL SERVICES--5.5%
    850     CAPITAL ONE FINANCIAL CORP.                41,880
  3,150     CITIGROUP, INC.,@                         142,537
  1,000     COUNTRYWIDE CREDIT INDUSTRIES, INC.        41,050
  4,500     E*TRADE GROUP, INC.*                       36,450
    875     FANNIE MAE                                 68,468
  1,000     GOLDMAN SACHS GROUP, INC.                  80,939
    525     HOUSEHOLD INTERNATIONAL, INC.              27,038
                                                   ----------
                                                      438,362
                                                   ----------
          FOOD/BEVERAGE PRODUCTS--1.8%
  1,625     COCA-COLA CO.                              77,009
    775     SYSCO CORP.                                22,917
    800     UNILEVER NV, N.Y. REGISTERED SHARES
             (THE NETHERLANDS)                         46,624
                                                   ----------
                                                      146,550
                                                   ----------
          HEALTH CARE/HEALTH CARE SERVICES--1.5%
    450     BAXTER INTERNATIONAL, INC.                 24,966
  1,150     BECTON, DICKINSON & CO.                    42,193
    550     MEDTRONIC, INC.                            24,497
    525     TENET HEALTHCARE CORP.*                    30,319
                                                   ----------
                                                      121,975
                                                   ----------
          INSURANCE--2.6%
  1,575     AMBAC FINANCIAL GROUP, INC.                97,729
  1,250     CIGNA CORP.                               112,125
                                                   ----------
                                                      209,854
                                                   ----------
          INTERNET SERVICES/SOFTWARE--0.3%
    400     EBAY, INC.*                                20,820
                                                   ----------
          MANUFACTURING--0.3%
    400     DANAHER CORP.                              26,892
                                                   ----------
          METALS/MINING--0.5%
  1,100     ALCOA, INC.                                41,327
                                                   ----------
          MULTI-MEDIA--2.0%
  1,275     AOL TIME WARNER, INC.*                     31,620
    650     GANNETT CO., INC.                          49,516
  1,850     GEMSTAR-TV GUIDE INTERNATIONAL, INC.*      33,837
  1,050     VIACOM, INC., CLASS B*                     48,878
                                                   ----------
                                                      163,851
                                                   ----------


  SEE NOTES TO FINANCIAL STATEMENTS.

 SHARES               ISSUER                           VALUE
 ------               ------                           -----
          OIL & GAS--4.0%
  1,100     ANADARKO PETROLEUM CORP.                $  57,310
  1,700     BJ SERVICES CO.*                           56,355
  1,075     CHEVRONTEXACO CORP.                        90,773
  2,790     EXXON MOBIL CORP.                         115,226
                                                    ---------
                                                      319,664
                                                    ---------
          PHARMACEUTICALS--5.7%
  1,575     ABBOTT LABORATORIES                        89,065
    825     AMERICAN HOME PRODUCTS CORP.               52,429
  1,200     JOHNSON & JOHNSON                          73,080
    775     LILLY (ELI) & CO.                          58,691
  2,231     PFIZER, INC.                               91,381
  1,000     PHARMACIA CORP.                            41,050
  1,350     SCHERING-PLOUGH CORP.                      46,562
                                                    ---------
                                                      452,258
                                                    ---------
          RESTAURANTS/FOOD SERVICES--0.6%
    875     TRICON GLOBAL RESTAURANTS, INC.*           51,739
                                                    ---------
          RETAILING--3.6%
  1,475     BED BATH & BEYOND, INC.*                   49,265
  1,950     HOME DEPOT, INC.                           97,499
  1,625     TARGET CORP.                               68,088
  1,275     WAL-MART STORES, INC.                      79,063
                                                    ---------
                                                      293,915
                                                    ---------
          SEMI-CONDUCTORS--2.6%
  4,575     INTEL CORP.                               130,754
    600     LINEAR TECHNOLOGY CORP.                    22,098
  1,800     TEXAS INSTRUMENTS, INC.                    52,830
                                                    ---------
                                                      205,682
                                                    ---------
          TELECOMMUNICATIONS--2.6%
  2,280     AT&T CORP.                                 35,431
  5,350     AT&T WIRELESS SERVICES, INC.*              53,982
  4,450     SPRINT CORP. (PCS GROUP)*                  41,163
  1,623     VERIZON COMMUNICATIONS, INC.               75,956
                                                    ---------
                                                      206,532
                                                    ---------
          TOYS & GAMES--0.4%
  1,850     MATTEL, INC.                               35,058
                                                    ---------
          UTILITIES--2.1%
  1,550     CMS ENERGY CORP.                           33,790
  3,000     PG&E CORP.*                                63,630
  1,700     PINNACLE WEST CAPITAL CORP.                68,952
                                                    ---------
                                                      166,372
                                                    ---------
          TOTAL COMMON STOCKS
          (COST $4,713,301)                         4,533,139
                                                    ---------

PRINCIPAL
  AMOUNT             ISSUER                                             VALUE
  ------             ------                                             -----
          U.S. TREASURY SECURITIES--1.9%
           U.S. TREASURY NOTES & BONDS,
$50,000     5.63%, 05/15/08,@                                          $  52,828
 20,000     5.38%, 02/15/31,@                                             19,875
 65,000     8.00%, 11/15/21,@                                             83,606
                                                                       ---------
          TOTAL U.S. TREASURY SECURITIES
          (COST $158,151)                                                156,309
                                                                       ---------
          U.S. GOVERNMENT AGENCY SECURITIES--9.4%
700,000    FEDERAL HOME LOAN BANK, DN, 1.84%, 03/01/02,@                 700,000
 50,000    TENNESSEE VALLEY AUTHORITY, 6.75%, 11/01/25,@                  53,860
                                                                       ---------
          TOTAL U.S. GOVERNMENT AGENCY SECURITIES
           (COST $748,091)                                               753,860
                                                                       ---------
          CORPORATE NOTES & BONDS--6.9%
           AEROSPACE--0.1%
  5,000    NORTHROP GRUMMAN CORP., 7.75%, 02/15/31,@                       5,356
                                                                       ---------
          AUTOMOTIVE--0.6%
  5,000    DAIMLERCHRYSLER NA HOLDING CORP.,
            8.50%, 01/18/31,@                                              5,601
 50,000    FORD MOTOR CREDIT CO., 5.80%, 01/12/09,@                       46,375
                                                                       ---------
                                                                          51,976
                                                                       ---------
          BANKING--0.9%
  5,000    ABBEY NATIONAL CAPITAL TRUST I, FRN,
            8.96%, 12/29/49,@                                              5,856
 10,000    BANK OF AMERICA CORP., 7.40%, 01/15/11,@                       10,918
 15,000    BB&T CORP., 6.50%, 08/01/11,@                                  15,407
 10,000    FIRST UNION NATIONAL BANK, 7.80%, 08/18/10,@                   11,204
  5,000    NATIONAL CITY BANK, SER. BKNT, 6.20%, 12/15/11,@                5,030
  5,000    STANDARD CHARTERED BANK PLC
            (UNITED KINGDOM), #, 8.00%, 05/30/31,@                         5,285
  5,000    SUNTRUST BANKS, INC., 6.38%, 04/01/11,@                         5,159
 15,000    U.S. BANK NA, 6.38%, 08/01/11,@                                15,383
                                                                       ---------
                                                                          74,242
                                                                       ---------
          BROADCASTING/CABLE--0.1%
 10,000    COX COMMUNICATIONS, INC., 6.75%, 03/15/11,@                     9,734
                                                                       ---------
          COMPUTERS/COMPUTER HARDWARE--0.1%
 10,000    INTERNATIONAL BUSINESS MACHINES CORP.,
            6.50%, 01/15/28,@                                              9,863
                                                                       ---------
          DIVERSIFIED--0.2%
 20,000    GENERAL ELECTRIC CAPITAL CORP.,
            MTN, 5.88%, 02/15/12,@                                        19,970
                                                                       ---------
          FINANCIAL SERVICES--1.0%
 10,000    CIT GROUP, INC., 6.50%, 02/07/06,@                              9,745
 10,000    CITIGROUP, INC., 7.25%, 10/01/10,@                             10,852
  5,000    CREDIT SUISSE FIRST BOSTON USA, INC.,
            6.50%, 01/15/12,@                                              5,094
           GENERAL MOTORS ACCEPTANCE CORP.,
 20,000     7.25%, 03/02/11,@                                             20,530
  5,000     8.00%, 11/01/31,@                                              5,274
  5,000    GOLDMAN SACHS GROUP, INC., 6.60%, 01/15/12,@                    5,090


                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
  AMOUNT             ISSUER                                             VALUE
  ------             ------                                             -----
$10,000     MORGAN STANLEY DEAN WITTER & CO.,
             6.10%, 04/15/06,@                                      $   10,486
 10,000     UBS PREFERRED FUNDING TRUST I, FRN,
             8.62%, 10/29/49,@                                          11,364
  5,000     WASHINGTON MUTUAL BANK FA, 6.88%, 06/15/11,@                 5,137
                                                                   -----------
                                                                        83,572
                                                                   -----------
          FOOD/BEVERAGE PRODUCTS--0.2%
  5,000     GENERAL MILLS, INC., 6.00%, 02/15/12,@                       5,024
 10,000     SAFEWAY, INC., 6.50%, 03/01/11,@                            10,369
                                                                   -----------
                                                                        15,393
                                                                   -----------
          INSURANCE--0.1%
  5,000     METLIFE, INC., 6.13%, 12/01/11,@                             5,096
                                                                   -----------
          MANUFACTURING--0.1%
  5,000     HONEYWELL INTERNATIONAL, INC.,
             6.13%, 11/01/11,@                                           4,955
                                                                   -----------
          METALS/MINING--0.1%
  5,000     ALCOA, INC., 6.00%, 01/15/12,@                               5,053
                                                                   -----------
          MULTI-MEDIA--0.4%
 15,000     AOL TIME WARNER, INC., 6.75%, 04/15/11,@                    15,265
 10,000     CLEAR CHANNEL COMMUNICATIONS, INC.,
             7.65%, 09/15/10,@                                          10,241
  5,000     TCI COMMUNICATIONS, INC., 7.88%, 02/15/26,@                  5,004
                                                                   -----------
                                                                        30,510
                                                                   -----------
          OIL & GAS--0.3%
  5,000     ALBERTA ENERGY CO., LTD (CANADA) (YANKEE),
             7.38%, 11/01/31,@                                           5,234
  5,000     OCCIDENTAL PETROLEUM CORP., 6.75%, 01/15/12,@                5,187
  5,000     PURE RESOURCES, INC., 7.13%, 06/15/11,@                      4,870
  5,000     TOSCO CORP., 8.13%, 02/15/30,@                               5,958
                                                                   -----------
                                                                        21,249
                                                                   -----------
          PAPER/FOREST PRODUCTS--0.1%
  5,000     INTERNATIONAL PAPER CO., 6.75%, 09/01/11,@                   5,094
                                                                   -----------
          PIPELINES--0.1%
  5,000     KINDER MORGAN ENERGY PARTNERS LP, 7.40%,
             03/15/31,@                                                  5,020
  5,000     WILLIAMS COMPANIES, INC., SER. A, 7.50%,
             01/15/31,@                                                  4,273
                                                                   -----------
                                                                         9,293
                                                                   -----------
          RETAILING--0.1%
  5,000     FEDERATED DEPARTMENT STORES,
             7.00%, 02/15/28,@                                           4,845
  5,000     LOWE'S COMPANIES, INC., 6.88%, 02/15/28,@                    5,127
                                                                   -----------
                                                                         9,972
                                                                   -----------
          SHIPPING/TRANSPORTATION--0.3%
$10,000     BURLINGTON NORTHERN SANTA FE CORP.,
             6.75%, 07/15/11,@                                     $    10,410
  5,000     NORFOLK SOUTHERN CORP., 6.75%, 02/15/11,@                    5,231
 10,000     UNION PACIFIC CORP., 6.65%, 01/15/11,@                      10,367
                                                                   -----------
                                                                        26,008
                                                                   -----------
          TELECOMMUNICATIONS--1.8%
 75,000     AT&T CORP., 5.63%, 03/15/04,@                               75,523
 10,000     AT&T WIRELESS SERVICES, INC., 7.88%, 03/01/11,@             10,363
  5,000     BELLSOUTH CAPITAL FUNDING, 7.88%, 02/15/30,@                 5,825
 10,000     DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV
             (THE NETHERLANDS), 8.00%, 06/15/10,@                       10,823
 15,000     FRANCE TELECOM SA (FRANCE), SUB, #,
             7.75%, 03/01/11,@                                          15,512
  5,000     SBC COMMUNICATIONS, INC., 5.88%, 02/01/12,@                  4,947
 10,000     SPRINT CAPITAL CORP., 6.88%, 11/15/28,@                      8,145
            WORLDCOM, INC.,
 10,000     7.50%, 05/15/11,@                                            9,605
  5,000     8.25%, 05/15/31,@                                            4,779
                                                                   -----------
                                                                       145,522
                                                                   -----------
          UTILITIES--0.3%
  5,000     DTE ENERGY CO., 7.05%, 06/01/11,@                            5,289
  5,000     DUKE ENERGY CORP., 6.25%, 01/15/12,@                         5,120
  5,000     NATIONAL RURAL UTILITIES, 6.00%, 05/15/06,@                  5,003
  5,000     PACIFICORP, 7.70%, 11/15/31,@                                5,505
                                                                   -----------
                                                                        20,917
                                                                   -----------
          TOTAL CORPORATE NOTES & BONDS
          (COST $550,290)                                              553,775
                                                                   -----------
          RESIDENTIAL MORTGAGE BACKED SECURITIES--14.5%
          MORTGAGE BACKED PASS-THROUGH SECURITIES--14.5%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION,
100,000      TBA, 6.00%, 03/25/16                                      101,438
250,000      TBA, 6.00%, 03/25/31                                      248,515
600,000      TBA, 6.50%, 04/01/32                                      606,563
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION,
 38,419      POOL 483490, 6.50%, 10/15/28,@                             39,188
167,086      POOL 550867, 7.00%, 09/15/31,@                            172,620
                                                                   -----------
          TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES
          (COST $1,164,050)                                          1,168,324
                                                                   -----------
          COMMERCIAL MORTGAGE BACKED SECURITIES--1.5%
 20,000     CREDIT SUISSE FIRST BOSTON MORTGAGE
            SECURITIES CORP., SER. 2001-CF2, CLASS A4,
            6.51%, 02/15/34,@                                           20,701
          LB-UBS COMMERCIAL CONDUIT MORTGAGE TRUST,
 45,000     SER. 2001-C2, CLASS A2, 6.65%, 11/15/27,@                   47,194
 50,000     SER. 2001-C3, CLASS A2, 6.37%, 12/15/28,@                   51,500
                                                                   -----------
          TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
          (COST $115,568)                                              119,395
                                                                   -----------


                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
  AMOUNT             ISSUER                                       VALUE
  ------             ------                                       -----
          ASSET BACKED SECURITIES--2.6%
$25,000     AMERICREDIT AUTOMOBILE RECEIVABLES
             TRUST, SER. 2001-B, CLASS A4, 5.37%, 06/12/08,@    $   25,734
 70,000     CAPITAL ONE MASTER TRUST, SER. 2001-3A,
             CLASS A, 5.45%, 03/16/09,@                             71,969
            FORD CREDIT AUTO OWNER TRUST,
 30,000      SER. 2001-C, CLASS A4, 4.83%, 02/15/05,@               30,515
 15,000      SER. 2001-C, CLASS A5, 5.25%, 09/15/05,@               15,328
 20,000     HONDA AUTO RECEIVABLES OWNER TRUST,
             SER. 2001-1, CLASS A4, 5.56%, 06/19/06,@               20,662
 45,000     MBNA CREDIT CARD MASTER NOTE TRUST,
             SER. 2001-A1, CLASS A1, 5.75%, 10/15/08,@              46,772
                                                                ----------
          TOTAL ASSET BACKED SECURITIES
          (COST $205,154)                                          210,980
                                                                ----------
          TOTAL LONG-TERM INVESTMENTS
          (COST $7,564,605)                                      7,495,782
                                                                ----------
  SHARES             ISSUER                                       VALUE
  ------             ------                                       -----
          SHORT-TERM INVESTMENTS--6.9%
          MONEY MARKET FUND--6.9%
557,330     JPMORGAN PRIME MONEY MARKET FUND (a),@
          (COST $557,330)                                       $  557,330
          TOTAL INVESTMENTS--100.0%
          (COST $8,211,935)                                     $8,053,112
                                                                ==========
FUTURES

                                                                        NOTIONAL
 NUMBER                                                                 VALUE AT       UNREALIZED
   OF                                            EXPIRATION             02/28/02      DEPRECIATION
CONTRACTS        DESCRIPTION                        DATE                  (USD)           (USD)
--------------------------------------------------------------------------------------------------
            Long Futures Outstanding
     4      U.S. 2 Year Treasury Note           June, 2002              $834,938        ($256)
            Short Futures Outstanding
     6      U.S. 5 Year Treasury Note           June, 2002               638,250         (869)


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                U.S. GOVERNMENT INCOME PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                             AS OF FEBRUARY 28, 2002 (UNAUDITED)

PRINCIPAL
  AMOUNT                 ISSUER                                       VALUE
  ------                 ------                                       -----
            LONG-TERM INVESTMENTS--91.5%
            U.S. TREASURY SECURITIES--39.8%
              U.S. TREASURY NOTES & BONDS,
$1,500,000      5.50%, 01/31/03,@                                 $1,545,704
   200,000      6.00%, 08/15/04                                      212,656
   250,000      6.25%, 08/15/23                                      269,335
   245,000      6.75%, 08/15/26                                      281,253
   550,000      8.50%, 02/15/20                                      732,017
                                                                  ----------
            TOTAL U.S. TREASURY SECURITIES
            (COST $2,995,761)                                      3,040,965
                                                                  ----------
            U.S. GOVERNMENT AGENCY SECURITIES--12.2%
              FEDERAL FARM CREDIT BANK,
   175,000      5.80%, 03/05/08                                      181,671
   750,001    DN, 3.88%, 12/15/04                                    750,121
                                                                  ----------
            TOTAL U.S. GOVERNMENT AGENCY SECURITIES
            (COST $928,229)                                          931,792
                                                                  ----------
            RESIDENTIAL MORTGAGE BACKED SECURITIES--39.5%
            MORTGAGE BACKED PASS-THROUGH SECURITIES--39.5%
              FEDERAL HOME LOAN MORTGAGE CORP.,
   650,000      5.75%, 01/15/12                                      659,341
   400,000      TBA, 6.50%, 03/15/31                                 406,372
   500,000    FEDERAL NATIONAL MORTGAGE ASSOCIATION, TBA,
                 6.50%, 04/01/32                                     505,470
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION,
   500,000      TBA, 6.00%, 03/15/31                                 498,750
   453,789      POOL 354779, 6.50%, 03/15/24                         465,415
   478,884      POOL 466566, 6.50%, 04/15/29                         488,160
                                                                  ----------
            TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES
            (COST $2,953,862)                                      3,023,508
                                                                  ----------
            TOTAL LONG-TERM INVESTMENTS
            (COST $6,877,852)                                      6,996,265
                                                                  ----------
 SHARES                      ISSUER                                 VALUE
 ------                      ------                                 -----
            SHORT-TERM INVESTMENTS--8.5%
            MONEY MARKET FUND--8.5%
649,986       JPMORGAN U.S. GOVERNMENT MONEY MARKET
                FUND (a),@
            (COST $649,986)                                       $  649,986
            TOTAL INVESTMENTS--100.0%
            (COST $7,527,838)                                     $7,646,251
                                                                  ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF FEBRUARY 28, 2002 (UNAUDITED)

PRINCIPAL
  AMOUNT                 ISSUER                                             VALUE
  ------                 ------                                             -----
            MONEY MARKET INSTRUMENTS--100.0%
            U.S. TREASURY SECURITIES--13.0%
 $500,000     U.S. TREASURY BILL, DN, 2.25%, 03/14/02
            (COST $499,594)                                             $  499,594
                                                                        ----------
            U.S. GOVERNMENT AGENCY SECURITIES--66.2%
              FEDERAL FARM CREDIT BANK,
  277,000       DN, 1.74%, 03/01/02                                        277,000
  150,000       DN, 1.75%, 06/04/02                                        149,307
  141,000     FEDERAL HOME LOAN BANK, DN, 1.80%, 06/04/02                  140,330
              FEDERAL HOME LOAN MORTGAGE CORP.,
  100,000       DN, 1.75%, 07/18/02                                         99,324
  145,000       DN, 1.79%, 05/31/02                                        144,344
              FEDERAL NATIONAL MORTGAGE ASSOCIATION,
   50,000       2.45%, 11/15/02                                             49,119
  200,000       DN, 1.57%, 04/10/02                                        199,651
  100,000       DN, 1.75%, 04/19/02                                         99,762
  161,000       DN, 1.83%, 03/28/02                                        160,779
  100,000       DN, 1.87%, 07/31/02                                         99,210
   93,000       DN, 1.95%, 03/05/02                                         92,980
1,030,000     STUDENT LOAN MARKETING ASSOCIATION,
                DN, 1.80%, 03/01/02                                      1,030,001
                                                                        ----------
            TOTAL U.S. GOVERNMENT AGENCY SECURITIES
            (COST $2,541,807)                                            2,541,807
                                                                        ----------
            COMMERCIAL PAPER--20.8%
            ASSET BACKED SECURITIES--5.2%
  100,000     NESTLE CAPITAL CORP., 1.79%, 04/29/02                         99,707
  100,000     SPINTAB, 1.90%, 03/08/02                                      99,963
                                                                        ----------
                                                                           199,670
                                                                        ----------
            BANKING--5.2%
  100,000     DEXIA DELAWARE LLC, 1.74%, 04/05/02                           99,831
  100,000     SWEDBANK, 2.00%, 03/28/02                                     99,850
                                                                        ----------
                                                                           199,681
                                                                        ----------
            DIVERSIFIED--2.6%
  100,000     GENERAL ELECTRIC CAPITAL CORP., 1.58%, 04/15/02               99,803
                                                                        ----------
            FINANCIAL SERVICES--7.8%
  100,000     AMERICAN EXPRESS CREDIT CORP., 1.60%, 04/15/02                99,800
  100,000     MORGAN STANLEY DEAN WITTER & CO.,
                1.73%, 04/25/02                                             99,736
  100,000     SOCIETE GENERALE (FRANCE), 1.79%, 03/01/02                    99,999
                                                                        ----------
                                                                           299,535
                                                                        ----------
            TOTAL COMMERCIAL PAPER
            (COST $798,689)                                                798,689
                                                                        ----------
            TOTAL INVESTMENTS--100.0%
            (COST $3,840,090)                                           $3,840,090
                                                                        ==========


INDEX:
  * = Non-income producing security.
  # = Security may only be sold to qualified institutional buyers.
  ^ = Share amounts round to less than a thousand.
(a) = Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Fleming Asset Management
      (USA).
  @ = All or a portion of this security is segregated for futures contracts or
      TBA securities.
ADR = American Depositary Receipt.
 DN = Discount Note. The rate shown is the effective yield at the time of purchase.
FRN = Floating Rate Note. The maturity date is the actual maturity date; the rate shown is the rate in effect as of February 28, 2002.
GDR = Global Depositary Receipt.
MTN = Medium Term Note.
SER.= Series.
SUB = Step-up Bond. The maturity date shown is the earlier of the call date or the maturity date; the rate shown is the rate in effect as of February 28, 2002.
TBA = To Be Announced.


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2002 (UNAUDITED)

                                                                        GROWTH AND    CAPITAL  INTERNATIONAL    ASSET
                                                                          INCOME      GROWTH      EQUITY     ALLOCATION
                                                                         PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                                         ---------   ---------   ---------    ---------
ASSETS:
   Investment securities, at value                                     $ 9,759,069  $7,812,325  $ 5,000,181  $8,053,112
   Cash                                                                        570         772       74,237         220
   Foreign currency, at value                                                   --          --        8,806          --
   Receivables:
     Investment securities sold                                             39,647          --           --     927,576
     Interest and dividends                                                 21,348       2,058        5,108      20,428
     Foreign tax reclaim                                                        --          --        5,520          --
     Margin account for futures contracts                                       --          --           --         375
     Expense reimbursement from Administrator                                4,841       6,805       48,477      25,601
                                                                       -----------  ----------  -----------  ----------
       TOTAL ASSETS                                                      9,825,475   7,821,960    5,142,329   9,027,312
                                                                       -----------  ----------  -----------  ----------
LIABILITIES:
   Payables:
     Dividends                                                                  --          --           --          --
     Investment securities purchased                                        12,106          --           --   1,857,476
     Accrued Liabilities:
       Custodian fees                                                        6,806       4,056       20,829       6,553
       Trustee fees                                                          3,937       1,919        2,409       2,667
       Other                                                                29,349      21,659       13,527      16,794
                                                                       -----------  ----------  -----------  ----------
       TOTAL LIABILITIES                                                    52,198      27,634       36,765   1,883,490
                                                                       -----------  ----------  -----------  ----------
NET ASSETS:
   Paid in capital                                                      10,890,049   6,082,874    6,446,830   8,077,837
   Accumulated undistributed (overdistributed) net
     investment income                                                      19,794      (7,062)      (9,657)     34,587
   Accumulated net realized gain (loss) on investments, futures
     and foreign currency                                                 (937,665)    115,766     (233,396)   (808,654)
   Net unrealized appreciation (depreciation) of investments, futures and assets and liabilities denominated in
     foreign currency                                                     (198,901)  1,602,748   (1,098,213)   (159,948)
                                                                       -----------  ----------  -----------  ----------
       NET ASSETS APPLICABLE TO INVESTOR' BENEFICIAL
       INTERESTS                                                       $ 9,773,277  $7,794,326  $ 5,105,564  $7,143,822
                                                                       ===========  ==========  ===========  ==========
       Shares of beneficial interest outstanding ($0.001 par value;
         unlimited number of shares authorized)                            885,900     565,337      661,506     781,513
       Net asset value, maximum offering price per share and
         redemption price per share                                    $     11.03  $    13.79  $      7.72  $     9.14
                                                                       ===========  ==========  ===========  ==========
       Cost of investments                                             $ 9,957,970  $6,209,577  $ 6,097,844  $8,211,935
                                                                       ===========  ==========  ===========  ==========
       Cost of foreign currency                                        $      --    $      --   $     8,839  $       --
                                                                       ===========  ==========  ===========  ==========
                                                                       U.S. GOVERNMENT    MONEY
                                                                           INCOME        MARKET
                                                                          PORTFOLIO     PORTFOLIO
                                                                          ---------     ---------
ASSETS:
   Investment securities, at value                                        $7,646,251    $3,840,090
   Cash                                                                        2,282           953
   Foreign currency, at value                                                     --            --
   Receivables:
     Investment securities sold                                              506,484            --
     Interest and dividends                                                   32,730            --
     Foreign tax reclaim                                                          --            --
     Margin account for futures contracts                                         --            --
     Expense reimbursement from Administrator                                 18,032        41,135
                                                                          ----------    ----------
       TOTAL ASSETS                                                        8,205,779     3,882,178
                                                                          ----------    ----------
LIABILITIES:
   Payables:
     Dividends                                                                    --         6,158
     Investment securities purchased                                       1,904,875            --
     Accrued Liabilities:
       Custodian fees                                                          9,046        28,562
       Trustee fees                                                            5,520         1,532
       Other                                                                  22,999        17,132
                                                                          ----------    ----------
       TOTAL LIABILITIES                                                   1,942,440        53,384
                                                                          ----------    ----------
NET ASSETS:
   Paid in capital                                                         6,065,167     3,829,397
   Accumulated undistributed (overdistributed) net
     investment income                                                        72,318          (169)
   Accumulated net realized gain (loss) on investments, futures
     and foreign currency                                                      7,441          (434)
   Net unrealized appreciation (depreciation) of investments, futures and assets and liabilities denominated in
     foreign currency                                                        118,413            --
                                                                          ----------    ----------
       NET ASSETS APPLICABLE TO INVESTOR' BENEFICIAL
         INTERESTS                                                        $6,263,339    $3,828,794
                                                                          ==========    ==========
       Shares of beneficial interest outstanding ($0.001 par value;
         unlimited number of shares authorized)                              661,424     3,829,344
       Net asset value, maximum offering price per share and
         redemption price per share                                       $     9.47    $     1.00
                                                                          ==========    ==========
       Cost of investments                                                $7,527,838    $3,840,090
                                                                          ==========    ==========
       Cost of foreign currency                                           $       --    $       --
                                                                          ==========    ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

                                                        GROWTH AND   CAPITAL  INTERNATIONAL   ASSET    U.S. GOVERNMENT     MONEY
                                                         INCOME      GROWTH      EQUITY     ALLOCATION     INCOME          MARKET
                                                        PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO
                                                        ---------   ---------   ---------    ---------    ---------       ---------
INVESTMENT INCOME:
   Interest                                             $    2,197   $   3,182  $      165   $  68,588     $137,749     $49,273
   Dividend                                                 94,573      27,880      27,280      18,820           --          --
   Dividend income from affiliated investments*              2,593       3,549          --       5,415       10,462          --
   Foreign tax withheld                                       (658)       (168)     (2,745)       (109)          --          --
                                                        ----------   ---------  ----------   ---------     ---------    -------
     TOTAL INVESTMENT INCOME                                98,705      34,443      24,700      92,714      148,211      49,273
                                                        ----------   ---------  ----------   ---------     ---------    -------
EXPENSES:
   Investment advisory fees                                 30,579      25,581      20,398      19,654       15,391       4,906
   Administration fees                                       7,645       6,395       3,825       5,360        4,618       2,943
   Accounting fees                                              --          --      22,947          --           --          --
   Custodian fees                                           28,909      27,671      24,222      50,055       24,837      25,509
   Printing and postage                                      3,296       6,470       5,099       5,606        3,546       3,131
   Professional fees                                        11,212      10,659      15,553      12,507       12,313      11,773
   Transfer agent fees                                       8,664       6,395      10,199       7,147       11,319      10,792
   Trustees' fees                                               51          43          25          36           31          20
   Other                                                       223          --         565       1,071          498         703
                                                        ----------   ---------  ----------   ---------     ---------    -------
     TOTAL EXPENSES                                         90,579      83,214     102,833     101,436       72,553      59,777
                                                        ----------   ---------  ----------   ---------     ---------    -------
   Less amounts waived                                      38,224      31,976      24,223      25,014       20,009       7,849
   Less expense reimbursements                               6,484      12,865      50,564      46,039       27,708      41,135
   Less earnings credits                                         2           1          --           9          211          --
                                                        ----------   ---------  ----------   ---------     ---------    -------
     NET EXPENSES                                           45,869      38,372      28,046      30,374       24,625      10,793
                                                        ----------   ---------  ----------   ---------     ---------    -------
     NET INVESTMENT INCOME (LOSS)                           52,836      (3,929)     (3,346)     62,340      123,586      38,480
                                                        ----------   ---------  ----------   ---------     ---------    -------
NET REALIZED GAIN (LOSS) ON TRANSACTIONS FROM:
   Investments                                            (470,160)   (349,066)    (40,421)   (143,828)     112,840          --
   Futures                                                      --          --          --      15,272           --          --
   Foreign currency                                             --          --          99          --           --          --
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) OF:
   Investments                                             195,453     341,100    (127,667)    118,091      (49,118)         --
   Futures                                                      --          --          --      (1,081)          --          --
   Foreign currency translations                                --          --        (355)         --           --          --
                                                        ----------   ---------  ----------   ---------     ---------    -------
Net realized and unrealized gain (loss)                   (274,707)     (7,966)   (168,344)    (11,546)      63,722          --
                                                        ----------   ---------  ----------   ---------     ---------    -------
Net increase (decrease) in net assets from operations    $(221,871)  $ (11,895)  $(171,690)  $  50,794     $187,308     $38,480
                                                        ==========   =========  ==========   =========     =========    ========
*  Includes Reimbursements of Investment Advisory and
Administration fees:                                     $     281   $     221    $     --   $     393     $    473     $    --


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (UNAUDITED)

                                                     GROWTH AND INCOME           CAPITAL GROWTH              INTERNATIONAL EQUITY
                                                        PORTFOLIO                   PORTFOLIO                     PORTFOLIO
                                                ------------------------     ------------------------     -------------------------
                                                  9/1/01        YEAR           9/1/01         YEAR           9/1/01        YEAR
                                                 THROUGH        ENDED          THROUGH       ENDED          THROUGH        ENDED
                                                  2/28/02      8/31/01         2/28/02      8/31/01         2/28/02       8/31/01
                                                  -------      -------         -------      -------         -------       -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)                $    52,836   $   136,460    $    (3,929)  $      (789)    $   (3,346)  $    46,678
   Net realized gain loss on
   investments, futures and foreign
   currency transactions                          (470,160)      259,442       (349,066)      357,990        (40,322)     (150,861)
   Change in net unrealized appreciation
   (depreciation) on investments, futures
   and foreign currency translations               195,453    (3,007,929)       341,100    (1,736,688)      (128,022)   (1,799,641)
                                               -----------    ----------    -----------   -----------     ----------   -----------
      INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS                      (221,871)   (2,612,027)       (11,895)   (1,379,487)      (171,690)   (1,903,824)
                                               -----------    ----------    -----------   -----------     ----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
FROM:
   Net investment income                          (158,117)     (132,673)        (1,217)           --             --            --
   Net realized gain on investment                      --            --             --      (759,878)            --    (1,424,148)
                                               -----------    ----------    -----------   -----------     ----------   -----------
      TOTAL DISTRIBUTIONS TO
      SHAREHOLDERS                                (158,117)     (132,673)        (1,217)     (759,878)            --    (1,424,148)
                                               -----------    ----------    -----------   -----------     ----------   -----------
INCREASE (DECREASE) FROM CAPITAL
SHARE TRANSACTIONS
   Proceeds from shares issued                      77,048       296,228         90,574       326,661         42,578        75,067
   Dividends reinvested                            158,117       132,673          1,217       759,878             --     1,424,148
   Cost of shares redeemed                      (1,714,336)   (2,274,370)    (2,711,238)   (1,697,269)      (208,676)     (688,191)
                                               -----------    ----------    -----------   -----------     ----------   -----------
      INCREASE (DECREASE) FROM
      CAPITAL SHARE TRANSACTIONS                (1,479,171)   (1,845,469)    (2,619,447)     (610,730)      (166,098)      811,024
                                               -----------    ----------    -----------   -----------     ----------   -----------
TOTAL INCREASE (DECREASE) IN NET
ASSETS                                          (1,859,159)   (4,590,169)    (2,632,559)   (2,750,095)      (337,788)   (2,516,948)
NET ASSETS:
   Beginning of period                          11,632,436    16,222,605     10,426,885    13,176,980      5,443,352     7,960,300
                                               -----------    ----------    -----------   -----------     ----------   -----------
   End of period                               $ 9,773,277   $11,632,436    $ 7,794,326   $10,426,885     $5,105,564   $ 5,443,352
                                               ===========    ==========    ===========   ===========     ==========   ===========
   Undistributed net investment income (loss)       19,794       125,075         (7,062)       (1,916)        (9,657)        3,181
                                               -----------    ----------    -----------   -----------     ----------   -----------
Share Transactions:
   Issued                                            6,863        23,364          6,700        22,212          5,500         7,346
   Reinvested                                       14,335        10,135             87        54,904             --       150,383
   Redeemed                                       (155,728)     (179,642)      (207,262)     (119,258)       (27,662)      (72,394)
                                               -----------    ----------    -----------   -----------     ----------   -----------
Change in Shares                                  (134,530)     (146,143)      (200,475)      (42,142)       (22,162)       85,335
                                               ===========    ==========    ===========   ===========     ==========   ===========
                                                     ASSET ALLOCATION          U.S. GOVERNMENT INCOME              MONEY MARKET
                                                         PORTFOLIO                   PORTFOLIO                      PORTFOLIO
                                              -------------------------    ---------------------------     ------------------------
                                                 9/1/01         YEAR           9/1/01          YEAR           9/1/01        YEAR
                                                 THROUGH       ENDED           THROUGH        ENDED          THROUGH       ENDED
                                                2/28/02       8/31/01          2/28/02       8/31/01          2/28/02     8/31/01
                                                -------       -------          -------       -------          -------     -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)               $   62,340    $   189,124    $   123,586      $  311,506    $   38,480    $  194,400
   Net realized gain loss on
   investments, futures and foreign
   currency transactions                        (128,556)      (391,952)       112,840          88,032            --            29
   Change in net unrealized appreciation
   (depreciation) on investments, futures
   and foreign currency translations             117,010     (1,152,046)       (49,118)        199,698            --            --
                                              ----------     ----------    -----------      ----------    ----------    ----------
      INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS                      50,794     (1,354,874)       187,308         599,236        38,480       194,429
                                              ----------     ----------    -----------      ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
FROM:
   Net investment income                        (205,827)      (211,314)      (355,820)       (281,296)      (38,626)     (194,365)
   Net realized gain on investment                    --             --        (84,486)             --            --            --
                                              ----------     ----------    -----------      ----------    ----------    ----------
      TOTAL DISTRIBUTIONS TO
      SHAREHOLDERS                              (205,827)      (211,314)      (440,306)       (281,296)      (38,626)     (194,365)
                                              ----------     ----------    -----------      ----------    ----------    ----------
INCREASE (DECREASE) FROM CAPITAL
SHARE TRANSACTIONS
   Proceeds from shares issued                    37,488        122,538        251,165         268,092       365,159       441,442
   Dividends reinvested                          205,825        211,314        440,293         281,296        32,489       194,365
   Cost of shares redeemed                      (235,033)      (589,198)      (346,798)       (580,179)     (443,322)     (644,693)
                                              ----------     ----------    -----------      ----------    ----------    ----------
      INCREASE (DECREASE) FROM
      CAPITAL SHARE TRANSACTIONS                   8,280       (255,346)       344,660         (30,791)      (45,674)       (8,886)
                                              ----------     ----------    -----------      ----------    ----------    ----------
TOTAL INCREASE (DECREASE) IN NET
ASSETS                                          (146,753)    (1,821,534)        91,662         287,149       (45,820)       (8,822)
NET ASSETS:
   Beginning of period                         7,290,575      9,112,109      6,171,677       5,884,528     3,874,614     3,883,436
                                              ----------     ----------    -----------      ----------    ----------    ----------
   End of period                              $7,143,822    $ 7,290,575     $6,263,339      $6,171,677    $3,828,794    $3,874,614
                                              ==========     ==========    ===========      ==========    ==========    ==========
   Undistributed net investment income (loss)     34,587        178,074         72,318         304,552          (169)          (23)
                                              ----------     ----------    -----------      ----------    ----------    ----------
Share Transactions:
   Issued                                          4,029         12,546         27,724          27,643       365,158       441,473
   Reinvested                                     22,037         21,005         47,962          29,736        32,489       194,313
   Redeemed                                      (25,470)       (58,251)       (34,358)        (60,611)     (443,322)     (644,693)
                                              ----------     ----------    -----------      ----------    ----------    ----------
Change in Shares                                     596        (24,700)        41,328          (3,232)      (45,675)       (8,907)
                                              ==========     ==========    ===========      ==========    ==========    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                    GROWTH AND INCOME PORTFOLIO
                                                       ----------------------------------------------------
                                                        9/1/01
                                                        THROUGH            YEAR ENDED AUGUST 31,
                                                        2/28/02     2001    2000    1999      1998     1997
                                                        -------     ----    ----    ----      ----     ----
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                $   11.40  $ 13.91    $12.63  $12.36   $15.16    $12.74
                                                       ---------  -------    ------  ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                    0.08     0.14      0.11    0.06     0.09      0.15
   Net gains or losses on investments
   (both realized and unrealized)                          (0.27)   (2.53)     1.21    2.58    (0.71)     3.99
                                                       ---------  -------    ------  ------   ------    ------
     TOTAL FROM INVESTMENT OPERATIONS                      (0.19)   (2.39)     1.32    2.64    (0.62)     4.14
                                                       ---------  -------    ------  ------   ------    ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                     0.18     0.12      0.04    0.09     0.13      0.15
   Distributions from capital gains                           --       --        --    2.28     2.05      1.57
                                                       ---------  -------    ------  ------   ------    ------

     TOTAL DISTRIBUTIONS                                    0.18     0.12      0.04    2.37     2.18      1.72
                                                       ---------  -------    ------  ------   ------    ------
NET ASSET VALUE, END OF PERIOD                         $   11.03  $ 11.40    $13.91  $12.63   $12.36    $15.16
                                                       =========  =======    ======  ======   ======    ======
TOTAL RETURN                                               (1.69%) (17.29%)   10.44%  21.23%   (5.45%)   35.53%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (000 omitted)             $   9,773  $11,632   $16,223 $19,153  $17,370   $15,002
   Ratios to Average Net Assets:
     Expenses                                               0.90%    0.90%     0.90%   0.90%    0.90%     0.90%
     Net investment income (loss)                           1.04%    0.99%     0.73%   0.54%    0.78%     1.18%
     Expenses without waivers,
     reimbursements and earnings credits                    1.78%    1.51%     1.37%   1.33%    1.70%     1.70%
     Net investment income (loss) without
     waivers, reimbursements and earnings credits           0.16%    0.38%     0.26%   0.11%   (0.02%)    0.38%
Portfolio Turnover Rate                                       29%      14%       65%    114%     170%       89%
                                                                   CAPITAL GROWTH PORTFOLIO
                                                      ---------------------------------------------------------
                                                      9/1/01
                                                      THROUGH              YEAR ENDED AUGUST 31,
                                                      2/28/02     2001      2000      1999     1998     1997
                                                      -------     ----      ----      ----     ----     ----
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period               $  13.62  $ 16.31    $13.75    $11.72   $15.52    $13.84
                                                      --------  -------    ------    ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                 (0.01)      --(c)   0.03      0.07     0.10      0.09
   Net gains or losses on investments
   (both realized and unrealized)                         0.18    (1.73)     3.54      3.37    (2.37)     3.42
                                                      --------  -------    ------    ------   ------    ------
     TOTAL FROM INVESTMENT OPERATIONS                     0.17    (1.73)     3.57      3.44    (2.27)     3.51
                                                      --------  -------    ------    ------   ------    ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                    --(c)     --      0.09      0.09     0.09      0.10
   Distributions from capital gains                        --      0.96      0.92      1.32     1.44      1.73
                                                      --------  -------    ------    ------   ------    ------

     TOTAL DISTRIBUTIONS                                    --     0.96      1.01      1.41     1.53      1.83
                                                      --------  -------    ------    ------   ------    ------
NET ASSET VALUE, END OF PERIOD                        $  13.79  $ 13.62    $16.31    $13.75   $11.72    $15.52
                                                      ========  =======    ======    ======   ======    ======
TOTAL RETURN                                              1.26%  (10.70%)   27.92%    30.59%  (16.38%)   27.27%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (000 omitted)            $  7,794  $10,427   $13,177   $12,649  $11,096   $12,373
   Ratios to Average Net Assets:
     Expenses                                             0.90%    0.90%     0.90%     0.90%    0.90%     0.90%
     Net investment income (loss)                        (0.09%)  (0.01%)    0.21%     0.59%    0.72%     0.64%
     Expenses without waivers,
     reimbursements and earnings credits                  1.95%    1.75%     1.69%     1.70%    1.70%     1.70%
     Net investment income (loss) without
     waivers, reimbursements and earnings credits        (1.14%)  (0.86%)   (0.58%)   (0.21%)  (0.08%)   (0.16%)
Portfolio Turnover Rate                                     11%      47%      128%       27%      71%       54%
                                                                INTERNATIONAL EQUITY PORTFOLIO
                                                      -----------------------------------------------------------
                                                        9/1/01
                                                        THROUGH             YEAR ENDED AUGUST 31,
                                                        2/28/02      2001        2000      1999    1998    1997
                                                        -------      ----        ----      ----    ----    ----
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                $     7.96     $ 13.30   $11.36    $9.63   $10.45   $10.59
                                                       ----------     -------   ------    -----   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                       --        0.08    (0.03)      --     0.02(b)  0.19
   Net gains or losses on investments
     (both realized and unrealized)                         (0.24)      (2.98)    2.38     2.32    (0.28)    0.65
                                                       ----------     -------   ------    -----   ------   ------
     TOTAL FROM INVESTMENT OPERATIONS                       (0.24)      (2.90)    2.35     2.32    (0.26)    0.84
                                                       ----------     -------   ------    -----   ------   ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                        --          --       --     0.10     0.18     0.13
   Distributions from capital gains                            --        2.44     0.41     0.49     0.38     0.85
                                                       ----------     -------   ------    -----   ------   ------
     TOTAL DISTRIBUTIONS                                       --        2.44     0.41     0.59     0.56     0.98
                                                       ----------     -------   ------    -----   ------   ------
NET ASSET VALUE, END OF PERIOD                         $     7.72      $ 7.96   $13.30   $11.36    $9.63   $10.45
                                                       ==========      =======  ======   ======   ======   ======
TOTAL RETURN                                                (3.02%)    (24.76%)  20.58%   25.03%   (2.46%)   8.27%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (000 omitted)             $    5,106     $ 5,443   $7,960   $7,337   $6,318   $5,421
   Ratios to Average Net Assets:
     Expenses                                                1.10%       1.10%    1.10%    1.10%    1.10%    1.11%
     Net investment income (loss)                           (0.13%)      0.71%   (0.15%)   0.04%    0.19%    1.96%
     Expenses without waivers,
       reimbursements and earnings credits                   4.04%       3.38%    2.62%    3.24%    3.05%    2.99%
     Net investment income (loss) without
     waivers, reimbursements and earnings credits           (3.07%)     (1.57%)  (1.67%)  (2.10%)  (1.76%)   0.08%
Portfolio Turnover Rate                                         4%         98%     102%     170%     157%     158%
                                                                    ASSET ALLOCATION PORTFOLIO
                                                      --------------------------------------------------------
                                                         9/1/01
                                                        THROUGH             YEAR ENDED AUGUST 31,
                                                        2/28/02     2001    2000     1999     1998      1997
                                                        -------     ----    ----     ----     ----      ----
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period               $    9.34  $ 11.31   $10.72  $10.64   $11.57    $11.15
                                                      ---------  -------   ------  ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.06     0.25     0.29    0.24     0.28      0.33
   Net gains or losses on investments
   (both realized and unrealized)                         (0.01)   (1.95)    0.68    1.04    (0.25)     1.94
                                                      ---------  -------   ------  ------   ------    ------
     TOTAL FROM INVESTMENT OPERATIONS                      0.07    (1.70)    0.97    1.28     0.03      2.27
                                                      ---------  -------   ------  ------   ------    ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                    0.27     0.27     0.30    0.18     0.30      0.30
   Distributions from capital gains                          --       --     0.08    1.02     0.66      1.55
                                                      ---------  -------   ------  ------   ------    ------
     TOTAL DISTRIBUTIONS                                   0.27     0.27     0.38    1.20     0.96      1.85
                                                      ---------  -------   ------  ------   ------    ------
NET ASSET VALUE, END OF PERIOD                        $    9.14   $ 9.34   $11.31  $10.72   $10.64    $11.57
                                                      =========  =======   ======  ======   ======    ======
TOTAL RETURN                                               0.69%  (15.20%)   9.31%  11.88%   (0.04%)   22.61%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (000 omitted)            $   7,144  $ 7,291   $9,112  $9,324   $7,813    $6,282
   Ratios to Average Net Assets:
     Expenses                                              0.85%    0.85%    0.85%   0.85%    0.85%     0.85%
     Net investment income (loss)                          1.75%    2.39%    2.52%   2.48%    2.81%     3.28%
     Expenses without waivers,
     reimbursements and earnings credits                   2.84%    2.25%    2.16%   1.90%    1.91%     2.03%
     Net investment income (loss) without
     waivers, reimbursements and earnings credits         (0.24%)   0.99%    1.21%   1.43%    1.75%     2.10%
Portfolio Turnover Rate                                     124%     100%     145%    112%     162%      122%

b Net investment income per share has been calculated based on average shares outstanding during the period.
c Amount is less than $0.01.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                           U.S. GOVERNMENT INCOME PORTFOLIO ++
                                                      ---------------------------------------------------
                                                        9/1/01
                                                        THROUGH          YEAR ENDED AUGUST 31,
                                                        2/28/02     2001    2000    1999     1998    1997
                                                        -------     ----    ----    ----     ----    ----
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period               $    9.95  $  9.44   $9.51  $10.12    $9.40  $9.53
                                                      ---------  -------   -----  ------    -----  -----
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.21     0.51    0.59    0.52     0.39   0.52
   Net gains or losses on investments
   (both realized and unrealized)                          0.04     0.46    0.10   (0.62)    0.64   0.22
                                                      ---------  -------   -----  ------    -----  -----
     TOTAL FROM INVESTMENT OPERATIONS                      0.25     0.97    0.69   (0.10)    1.03   0.74
                                                      ---------  -------   -----  ------    -----  -----
LESS DISTRIBUTIONS:
   Dividends from net investment income                    0.59     0.46    0.58    0.51     0.31   0.54
   Distributions from capital gains                        0.14       --    0.18      --       --   0.33
                                                      ---------  -------   -----  ------    -----  -----
     TOTAL DISTRIBUTIONS                                   0.73     0.46    0.76    0.51     0.31   0.87
                                                      ---------  -------   -----  ------    -----  -----
NET ASSET VALUE, END OF PERIOD                        $    9.47  $  9.95   $9.44   $9.51   $10.12  $9.40
                                                      =========  =======   =====  ======    =====  =====
TOTAL RETURN                                               2.74%   10.53%   7.80%  (1.15%)  11.12%  8.11%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (000 omitted)            $  6,263   $ 6,172  $5,885  $6,433   $6,581 $3,801
   Ratios to Average Net Assets:
     Expenses                                              0.80%    0.80%   0.80%   0.80%    0.80%  0.80%
     Net investment income                                 4.01%    5.21%   5.70%   5.35%    5.40%  5.91%
     Expenses without waivers,
     reimbursements and earnings credits                   2.36%    2.26%   2.49%   1.97%    1.99%  1.50%
     Net investment income without
     waivers, reimbursements and earnings credits          2.46%    3.75%   4.01%   4.18%    4.21%  5.21%
Portfolio Turnover Rate                                     218%      91%     37%     31%      14%    40%
                                                                         MONEY MARKET PORTFOLIO
                                                      ---------------------------------------------------
                                                       9/1/01
                                                       THROUGH            YEAR ENDED AUGUST 31,
                                                        2/28/02    2001    2000     1999    1998     1997
                                                        -------    ----    ----     ----    ----     ----
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period               $   1.00   $ 1.00   $1.00   $1.00    $1.00   $1.00
                                                      --------   ------   -----   -----    -----   -----
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                  0.01     0.05    0.05    0.05     0.05    0.05
   Net gains or losses on investments
   (both realized and unrealized)                           --       --      --      --       --      --
                                                      --------   ------   -----   -----    -----   -----
     TOTAL FROM INVESTMENT OPERATIONS                     0.01     0.05    0.05    0.05     0.05    0.05
                                                      --------   ------   -----   -----    -----   -----
LESS DISTRIBUTIONS:
   Dividends from net investment income                   0.01     0.05    0.05    0.05     0.05    0.05
   Distributions from capital gains                         --       --      --      --       --      --
                                                      --------   ------   -----   -----    -----   -----
     TOTAL DISTRIBUTIONS                                  0.01     0.05    0.05    0.05     0.05    0.05
                                                      --------   ------   -----   -----    -----   -----
NET ASSET VALUE, END OF PERIOD                        $   1.00   $ 1.00   $1.00   $1.00    $1.00   $1.00
                                                      ========   ======   =====   =====    =====   =====
TOTAL RETURN                                              0.99%    5.05%   5.57%   4.66%    5.04%   4.93%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (000 omitted)            $  3,829   $3,875  $3,883  $3,991   $3,279  $4,854
   Ratios to Average Net Assets:
     Expenses                                             0.55%    0.55%   0.55%   0.55%    0.55%   0.55%
     Net investment income                                1.96%    4.90%   5.43%   4.54%    4.94%   4.84%
     Expenses without waivers,
     reimbursements and earnings credits                  3.05%    2.77%   2.51%   2.28%    2.24%   1.46%
     Net investment income without
     waivers, reimbursements and earnings credits        (0.54%)   2.68%   3.47%   2.81%    3.25%   3.93%
Portfolio Turnover Rate                                     --       --      --      --       --      --

++ On 12/27/96, the Portfolio changed its name from U.S. Treasury Income
   Portfolio to U.S. Government Income Portfolio.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--Mutual Fund Variable Annuity Trust (the "Trust") was organized on April 14, 1994 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was established to provide a funding medium for variable annuity contracts issued by life insurance companies. Shares of the Trust are issued only to insurance company separate accounts in connection with variable annuity contracts. The Trust issues six separate series of shares (the "Portfolio(s)"), each of which represents a separately managed portfolio of securities with its own investment objectives. The Portfolios are the Growth and Income Portfolio ("GIP"), Capital Growth Portfolio ("CGP"), International Equity Portfolio ("IEP"), Asset Allocation Portfolio ("AAP"), U.S. Government Income Portfolio ("USGIP") and Money Market Portfolio ("MMP").

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIOS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments--Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and ask quotations. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

     Money market instruments held by MMP are valued at amortized cost, which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B. Security Transactions and Investment Income--Investment transactions are accounted for as of the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

     Purchases of to be announced (TBA), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its TBA, when-issued and delayed delivery purchase commitments.

C. Repurchase agreements--It is the Portfolios' policy that all repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolio's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

D. Futures Contracts--When a Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

     The Portfolios may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

     IEP may invest a portion of its liquid assets in index futures contracts to control the asset mix of the Portfolio in the most efficient manner. This allows the fund manager to more fully participate in the market, adjusting country exposures while incurring minimal transaction costs. Long index futures contracts are used to gain exposure to equities when the fund manager anticipates that this will be more efficient than buying stocks directly. The use of long futures contracts subjects the Portfolio to risk of loss up to the amount of the value of the contract. Short index futures contracts are used for hedging purposes (to reduce the exposure to equities). The use of short futures contracts subjects the Portfolio to unlimited risk of loss.

     AAP may invest in interest rate futures contracts as a hedge against rate risk or to change the duration of the fixed income components of the Portfolio.

     As of February 28, 2002, AAP had open futures contracts as shown on the Portfolio of Investments.

E. Foreign Currency Translations--The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank on the following basis:

       (1) Market value of investment securities, other assets and liabilities: at the closing rate of exchange at the balance sheet date.

       (2) Purchases and sales of investment securities and income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

     Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

F. Forward Foreign Currency Exchange Contracts--A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed price at a future date. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market." When the forward contract is closed, or the delivery of the currency is made or taken, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolios are subject to off balance sheet risk to the extent of the value of the contract for purchases of currency and in an unlimited amount for sales of currency.

G. Federal Income Tax Status--It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders--The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment.

I. Expenses--Direct expenses of a Portfolio are charged to the respective Portfolio. General Trust expenses are allocated on the basis of relative net assets or on another reasonable basis.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. Investment Advisory Fees--Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") acts as the investment adviser to the Portfolios. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. As investment adviser, JPMFAM supervises the investments of each Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Portfolio's respective average daily net assets. The annual fee for each Portfolio is:

                        GIP            0.60%
                        CGP            0.60%
                        IEP            0.80%
                        AAP            0.55%
                        USGIP          0.50%
                        MMP            0.25%

          The Adviser (and its predecessors) voluntarily waived fees as outlined in Note 2.C.

          J.P. Morgan Fleming Asset Management (London) Ltd. ("JPMFAM London"), a registered investment adviser, is the investment sub-adviser to IEP pursuant to a Investment Sub-Advisory Agreement between JPFAM London and JPMFAM. JPMFAM London is a wholly-owned subsidiary of J.P. Morgan Chase & Co. and is entitled to receive a fee payable by JPMFAM from its advisory fee, at an annual rate equal to 0.50% of the average daily net assets of IEP.

          The Portfolios, other than MMP, may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund.

     B. Administration Fee--Pursuant to the Administration Agreement, JPMorgan Chase Bank ("JPMorgan") (the "Administrator") provides certain administration services and facilities to each Portfolio at a fee accrued daily and paid monthly at the annual rate of 0.15% of the average daily net assets for complex wide non-money market fund assets.

          Prior to September 10, 2001, the Portfolios paid administration fees at an annual rate of 0.20% (0.05% to the Administrator and 0.15% to a sub-administrator) of each Portfolio's respective average daily net assets. Effective September 10, 2001, the Trustees approved a new combined administration agreement that eliminated the Portfolios from directly paying the 0.15% of average daily net assets of sub-administration fees and instead increased the amount the Administrator receives from 0.05% to a total of 0.15% of average daily net assets.

          ("BISYS") serves as the Funds' Sub-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to JPMorgan as Administrator.

     C. Assumption of Expenses--For the six months ended February 28, 2002, the Portfolios' vendors voluntarily waived expenses as follows:

                               GIP      CGP     IEP    AAP     USGIP    MMP
                               ---      ---     ---    ---     -----    ---
             Advisory        $30,579 $25,581 $20,398 $19,654 $15,391  $4,906
             Administration    7,645   6,395   3,825   5,360   4,618   2,943

          The Administrator voluntarily reimbursed certain expenses of the portfolios as follows:

                                 GIP    CGP       IEP      AAP       USGIP    MMP
                                 ---    ---       ---      ---       -----    ---
             Assumed
             Expenses          $6,484 $12,865  $50,564   $46,039   $27,708 $41,135

     D. Other--JPMorgan provides portfolio custody and fund accounting services for GIP, CGP, AAP and USGIP (only custody services is provided for IEP by JPMorgan) for which JPMorgan receives compensation as presented in the Statement of Operations as Custodian Fees.

          Custodian fees are subject to reduction by credits earned by each Portfolio, based on cash balances held by JPMorgan as custodian. Such earnings credits are presented separately in the Statement of Operations.

          Certain officers of the Trust are officers of J.P. Morgan Chase &Co. or of BISYS or their subsidiaries.

     3. INVESTMENT TRANSACTIONS--For the six months ended February 28, 2002, the cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                           GIP          CGP       IEP       AAP          USGIP
                           ---          ---       ---       ---          -----
     Purchases
     (excluding U.S.
     Government)        $2,936,404 $  960,151  $197,897  $3,405,833  $ 1,161,467

     Sales (excluding
     U.S. Government)    4,582,566  3,210,619   355,206   3,468,203    2,239,120

     Purchases of
     U.S. Government            --         --        --   5,208,298   12,662,677

     Sales of
     U.S. Government            --         --        --   4,786,597   12,212,211

   4. FEDERAL INCOME TAX MATTERS--For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities as of February 28, 2002, are as follows:

                                    GIP              CGP             IEP           AAP             USGIP
                                    ---              ---             ---           ---             -----
     Aggregate cost             $ 9,957,970     $6,209,577      $ 6,097,844     $8,211,935      $7,527,838
                                -----------     ----------      -----------     ----------      ----------
     Gross unrealized
     appreciation               $   874,662     $1,854,529       $  345,554     $  316,649      $  121,697
     Gross unrealized
     depreciation                (1,073,563)      (251,781)      (1,443,217)      (475,472)         (3,284)
                                -----------     ----------      -----------     ----------      ----------
     Net unrealized
     appreciation
     (depreciation)            $   (198,901)    $1,602,748      $(1,097,663)    $ (158,823)     $  118,413
                               ============     ==========      ===========     ==========      ==========

     5.   FOREIGN CASH POSITIONS--International Equity Portfolio

                                                                        NET
                               DELIVERY                  MARKET     UNREALIZED
                             VALUE (LOCAL      COST       VALUE     GAIN (LOSS)
             CURRENCY          CURRENCY)      (USD)       (USD)        (USD)
             --------          ---------      -----       -----        -----
     Euro Dollar                 1,587       $1,356      $1,373       $ 17
     Great British Pound         3,804        5,406       5,372        (34)
     Indonesian Rupiah         894,077           58          88         30
     Malaysian Ringgit           5,835        1,484       1,535         51
     Philippine Peso            22,439          535         438        (97)

     6.   CONCENTRATION OF SHAREHOLDERS

          As of February 28, 2002, all shares outstanding for each Portfolio are owned either directly or indirectly by a single insurance company.

     7.   CONCENTRATION OF CREDIT RISK

          As of February 28, 2002, IEP invested 17.0% and 28.3% of its total investments in Japan and the United Kingdom, respectively. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific country or region.

          MMP has invested 26.8% of the Portfolio in one issuer. Such concentration may subject the Fund to additional risk.

     8.   BANK BORROWINGS

          IEP may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of IEP's total assets must be repaid before IEP may make additional investments. IEP has entered into an agreement, enabling it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to IEP based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. IEP also pays a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to IEP. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

          IEP had no borrowings outstanding as of February 28, 2002, nor at any time during the year then ended.

     9.   CORPORATE EVENT

          On November 10, 2001, Morgan Guarantee Trust Company of New York merged with and into The Chase Manhattan Bank to create The JPMorgan Chase Bank.

                                   [GRAPHIC]





A-7036-CRT
(C)J.P. MORGAN CHASE & CO., 2002. ALL RIGHTS RESERVED.

                                     APRIL, 2002                     F-7036(CMB)
                                                                     SAN-VCA-402